UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09145

Eaton Vance New York Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

November 30, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Trusts

Annual Report

November 30, 2014

California (CEV)    •    Massachusetts (MMV)    •    Michigan (EMI)     •    New Jersey (EVJ)

New York (EVY)    •    Ohio (EVO)    •    Pennsylvania (EVP)

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Annual Report November 30, 2014

Eaton Vance

Municipal Income Trusts

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

California Municipal Income Trust	4
Massachusetts Municipal Income Trust	5
Michigan Municipal Income Trust	6
New Jersey Municipal Income Trust	7
New York Municipal Income Trust	8
Ohio Municipal Income Trust	9
Pennsylvania Municipal Income Trust	10

Endnotes and Additional Disclosures	11

Financial Statements	12

Report of Independent Registered Public Accounting Firm	67

Federal Tax Information	68

Dividend Reinvestment Plan	69

Management and Organization	71

Important Notices	74

Eaton Vance

Municipal Income Trusts

November 30, 2014

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the fiscal year began on December 1, 2013, the municipal market was at the tail end of a selloff that had started the previous May, after then-U.S. Federal Reserve (the Fed) Chairman Ben Bernanke surprised the markets by indicating that the Fed’s $85 billion in monthly asset purchases could be tapered sooner than most investors had expected. Although selling of municipals abated somewhat in September of last year, the municipal market continued to experience outflows through December 2013.

But as 2014 began, municipals turned a corner. From January 1 through November 30, 2014, municipals rallied back from 2013 lows, as investors moved money back into the municipal market. Contrary to what many investors had expected, Treasury rates declined with municipal rates following. As the U.S. economy continued to experience moderate but below trend growth and low inflation, fixed-income investors became increasingly concerned about the much weaker growth rates of European and other international economies. As a result, global interest rates fell, creating strong demand for U.S Treasurys and putting downward pressure on U.S. interest rates, despite the end of the Fed’s asset purchase program in October 2014.

As investors searched for yield in a low-interest-rate environment, longer dated and lower credit quality bonds were the best performers. During the last two months of the period, municipal bonds, which had outperformed Treasurys since the beginning of 2014, underperformed Treasurys but still delivered positive returns, as measured by the Barclays Municipal Bond Index2, a measure of the overall U.S. municipal bond market. For the one-year period as a whole, the municipal yield curve flattened, as long-term municipal rates declined while short-term rates were essentially flat.

Fund Performance

For the fiscal year ended November 30, 2014, all of the Funds’ shares at net asset value (NAV) outperformed the 13.49% return of the Barclays Long (22+) Year Municipal Bond Index (the Index).

The Funds’ overall strategy is to invest primarily in bonds with maturities of 10 years or more in order to capture their typically higher yields and a greater income stream compared with shorter-maturity issues. Management hedges to various degrees against the greater potential risk of volatility at the long end of the yield curve by using Treasury futures in seeking to provide downside protection.

In managing the Funds, management employs leverage through Residual Interest Bond (RIB) financing and Auction Preferred Shares (APS)6 to seek to enhance the Funds’ tax-exempt income. The use of leverage has the effect of achieving additional exposure to the municipal market, and thus magnifying a Fund’s exposure to its underlying investments in both up and down market environments. During this period of falling rates and strong performance by municipal bonds, the use of leverage was one of the largest contributors to performance versus the Index — which does not employ leverage — for all seven Funds.

By using Treasury futures, management hedges to various degrees against the greater potential risk of volatility caused by the use of leverage and investing in bonds at the long end of the yield curve. As a risk management tactic within the Funds’ overall strategy, interest rate hedging is intended to moderate performance on both the upside and the downside of the market. During this period of strong performance by municipal bonds, the Funds’ Treasury futures hedge reduced some of the upside return and thus detracted from performance relative to the unhedged Index for all Funds. However, the Michigan and Ohio Funds employed only minimal hedging during the period, and thus the negative effect of hedging on their performance was relatively minor.

State-specific Results

Eaton Vance California Municipal Income Trust shares at NAV returned 19.06%, outperforming the 13.49% return of the Index. As noted earlier, leverage was a significant contributor to Fund performance versus the Index. An overweight in local general obligation (GO) bonds — those issued by cities and towns — and security selection in the transportation sector helped performance relative to the Index as well. Detractors from results versus the Index included the Fund’s hedging strategy, security selection and an underweight in the hospitals and health care sector, and an underweight and security selection in industrial development revenue (IDR) bonds.

Eaton Vance Massachusetts Municipal Income Trust shares at NAV returned 16.30%, outperforming the 13.49% return of the Index. Contributors to performance versus the Index included leverage, an overweight and security selection

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Income Trusts

November 30, 2014

Management’s Discussion of Fund Performance—continued

in the education sector, and security selection in bonds with 20-30 years remaining to maturity. The Fund’s hedging strategy detracted from results relative to the Index, as did security selection in zero coupon bonds and an underweight and security selection in the transportation sector.

Eaton Vance Michigan Municipal Income Trust shares at NAV returned 20.18%, outperforming the 13.49% return of the Index. Leverage, security selection in water and sewer bonds, and security selection in electric power bonds all helped performance relative to the Index during the period. In contrast, security selection in the hospitals and health care sector, security selection in zero coupon bonds, and an underweight and security selection in the transportation sector detracted from results versus the Index.

Eaton Vance New Jersey Municipal Income Trust shares at NAV returned 15.20%, outperforming the 13.49% return of the Index. The Fund’s relative outperformance versus the Index was driven by leverage, an overweight in zero coupon bonds, and an overweight in IDR bonds. Primary detractors from the Fund’s performance relative to the Index included the Fund’s hedging strategy, security selection in the hospitals and health care sector, and an underweight and security selection in the transportation sector.

Eaton Vance New York Municipal Income Trust shares at NAV returned 17.25%, outperforming the 13.49% return of the Index. Leverage aided performance relative to the Index, as did an overweight and security selection in IDR bonds and an overweight in zero coupon bonds. Detractors from performance versus the Index included the Fund’s hedging strategy, an underweight in bonds with 30 or more years remaining to maturity, and an underweight and security selection in the transportation sector.

Eaton Vance Ohio Municipal Income Trust shares at NAV returned 18.49%, outperforming the 13.49% return of the Index. Contributors to results versus the Index included leverage, an overweight and security selection in the education sector, and an overweight in zero coupon bonds. Performance versus the Index was hurt by security selection in AAA-rated7 bonds and GO bonds, as well as an underweight and security selection in the transportation sector.

Eaton Vance Pennsylvania Municipal Income Trust shares at NAV returned 16.07%, outperforming the 13.49% return of the Index. Leverage, security selection in Puerto Rico bonds, and an overweight and security selection in non-rated bonds all contributed to the Fund’s performance versus the Index. Detractors from performance relative to the Index included the Fund’s hedging strategy, security selection in AAA-rated bonds, and an underweight in BBB-rated bonds.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

California Municipal Income Trust

November 30, 2014

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	19.06%	9.69%	5.62%
Fund at Market Price	—	21.86	7.69	4.45
Barclays Long (22+) Year Municipal Bond Index	—	13.49%	7.05%	5.50%

% Premium/Discount to NAV[4]
				–10.01%

Distributions[5]
Total Distributions per share for the period				$0.757
Distribution Rate at NAV				5.23%
Taxable-Equivalent Distribution Rate at NAV				10.66%
Distribution Rate at Market Price				5.81%
Taxable-Equivalent Distribution Rate at Market Price				11.84%

% Total Leverage[6]
Auction Preferred Shares (APS)				30.03%
Residual Interest Bond (RIB) Financing				8.60

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Massachusetts Municipal Income Trust

November 30, 2014

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	16.30%	8.39%	5.82%
Fund at Market Price	—	17.27	6.15	3.35
Barclays Long (22+) Year Municipal Bond Index	—	13.49%	7.05%	5.50%

% Premium/Discount to NAV[4]
				–12.09%

Distributions[5]
Total Distributions per share for the period				$0.703
Distribution Rate at NAV				4.53%
Taxable-Equivalent Distribution Rate at NAV				8.44%
Distribution Rate at Market Price				5.15%
Taxable-Equivalent Distribution Rate at Market Price				9.60%

% Total Leverage[6]
APS				30.86%
RIB Financing				5.21

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

Michigan Municipal Income Trust

November 30, 2014

Performance2,3

Portfolio Manager Thomas M. Metzold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	20.18%	9.13%	5.96%
Fund at Market Price	—	20.91	8.29	3.19
Barclays Long (22+) Year Municipal Bond Index	—	13.49%	7.05%	5.50%

% Premium/Discount to NAV[4]
				–14.28%

Distributions[5]
Total Distributions per share for the period				$0.709
Distribution Rate at NAV				4.84%
Taxable-Equivalent Distribution Rate at NAV				8.93%
Distribution Rate at Market Price				5.65%
Taxable-Equivalent Distribution Rate at Market Price				10.43%

% Total Leverage[6]
APS				36.46%

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

New Jersey Municipal Income Trust

November 30, 2014

Performance2,3

Portfolio Manager Adam Weigold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	15.20%	7.31%	5.62%
Fund at Market Price	—	14.17	3.77	3.71
Barclays Long (22+) Year Municipal Bond Index	—	13.49%	7.05%	5.50%

% Premium/Discount to NAV[4]
				–12.52%

Distributions[5]
Total Distributions per share for the period				$0.743
Distribution Rate at NAV				5.18%
Taxable-Equivalent Distribution Rate at NAV				10.05%
Distribution Rate at Market Price				5.92%
Taxable-Equivalent Distribution Rate at Market Price				11.49%

% Total Leverage[6]
APS				32.55%
RIB Financing				3.54

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

7

Eaton Vance

New York Municipal Income Trust

November 30, 2014

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	17.25%	9.43%	5.80%
Fund at Market Price	—	20.92	7.65	5.24
Barclays Long (22+) Year Municipal Bond Index	—	13.49%	7.05%	5.50%

% Premium/Discount to NAV[4]
				–5.89%

Distributions[5]
Total Distributions per share for the period				$0.862
Distribution Rate at NAV				5.62%
Taxable-Equivalent Distribution Rate at NAV				10.89%
Distribution Rate at Market Price				5.97%
Taxable-Equivalent Distribution Rate at Market Price				11.57%

% Total Leverage[6]
APS				25.38%
RIB Financing				14.53

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

Ohio Municipal Income Trust

November 30, 2014

Performance2,3

Portfolio Manager Thomas M. Metzold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	18.49%	8.58%	5.97%
Fund at Market Price	—	21.55	6.44	3.73
Barclays Long (22+) Year Municipal Bond Index	—	13.49%	7.05%	5.50%

% Premium/Discount to NAV[4]
				–10.10%

Distributions[5]
Total Distributions per share for the period				$0.731
Distribution Rate at NAV				4.83%
Taxable-Equivalent Distribution Rate at NAV				9.01%
Distribution Rate at Market Price				5.37%
Taxable-Equivalent Distribution Rate at Market Price				10.02%

% Total Leverage[6]
APS				33.68%
RIB Financing				2.16

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

9

Eaton Vance

Pennsylvania Municipal Income Trust

November 30, 2014

Performance2,3

Portfolio Manager Adam Weigold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	16.07%	7.35%	5.47%
Fund at Market Price	—	17.26	4.84	3.52
Barclays Long (22+) Year Municipal Bond Index	—	13.49%	7.05%	5.50%

% Premium/Discount to NAV[4]
				–13.37%

Distributions[5]
Total Distributions per share for the period				$0.764
Distribution Rate at NAV				5.23%
Taxable-Equivalent Distribution Rate at NAV				9.53%
Distribution Rate at Market Price				6.03%
Taxable-Equivalent Distribution Rate at Market Price				10.99%

% Total Leverage[6]
APS				35.61%
RIB Financing				1.26

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

10

Eaton Vance

Municipal Income Trusts

November 30, 2014

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at www.eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.

[6]

Fund employs RIB financing and/or APS leverage. The leverage created by RIB investments and APS provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. APS leverage represents the liquidation value of the Fund’s APS outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time. Floating Rate Notes in both calculations reflect the effect of RIBs purchased in secondary market transactions, if applicable.

[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[8]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

    Fund profile subject to change due to active management.

11

Eaton Vance

California Municipal Income Trust

November 30, 2014

Portfolio of Investments

Tax-Exempt Investments — 160.4%

Security	Principal Amount (000’s omitted)	Value

Education — 17.9%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$3,135	$3,479,850
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	195	225,143
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	330	376,504
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	745	838,281
California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,440	2,443,660
California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,600	1,906,448
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	235	286,357
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	2,490	2,801,001
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	630	705,109
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	415	468,357
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	285	317,749
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	810	951,620
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	850	993,947
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	895	1,041,682
University of California, 5.25%, 5/15/39	1,250	1,419,837

		$18,255,545

Electric Utilities — 14.2%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$270	$320,598
Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,275	2,424,786
Colton Public Financing Authority, Electric System Revenue, 5.00%, 4/1/27	1,500	1,722,405
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,170	2,444,982
Northern California Power Agency, 5.25%, 8/1/24	1,500	1,707,345
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,335	1,548,333
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,795	2,073,261
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	680	772,759

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Vernon Electric System Revenue, 5.125%, 8/1/21	$1,300	$1,460,732

		$14,475,201

Escrowed / Prerefunded — 3.6%
California Department of Water Resources, Prerefunded to 6/1/18, 5.00%, 12/1/29	$715	$820,648
California Health Facilities Financing Authority, (Catholic Healthcare West), Prerefunded to 7/1/15, 5.625%, 7/1/32	1,000	1,032,400
California Health Facilities Financing Authority, (Providence Health System), Prerefunded to 10/1/18, 6.50%, 10/1/38	1,475	1,794,913

		$3,647,961

General Obligations — 28.0%
California, 5.00%, 10/1/31	$1,885	$2,224,394
California, 5.50%, 11/1/35	1,600	1,890,320
California, 6.00%, 4/1/38	750	899,197
California, (AMT), 5.05%, 12/1/36	475	481,622
Palo Alto, (Election of 2008), 5.00%, 8/1/40	3,655	4,129,127
San Bernardino Community College District, 4.00%, 8/1/30	2,890	3,055,973
San Dieguito Union High School District, (Election of 2012), 4.00%, 8/1/30	1,545	1,657,909
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	860	978,680
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/27	1,315	1,595,345
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/28	2,230	2,694,264
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(1)(2)	3,180	3,610,540
Tamalpais Union High School District, 5.00%, 8/1/25	1,350	1,674,553
Tamalpais Union High School District, 5.00%, 8/1/28	1,000	1,216,830
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	2,150	2,454,160

		$28,562,914

Hospital — 14.2%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,137,250
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	190	214,565
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	635	719,557
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	910	1,023,659
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	2,000	2,290,360

12	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Trust

November 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/33	$1,000	$1,116,940
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,145	1,313,074
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	535	605,748
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	600	635,250
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,900	1,904,541
Washington Township Health Care District, 5.00%, 7/1/32	2,780	2,864,957
Washington Township Health Care District, 5.25%, 7/1/29	700	701,974

		$14,527,875

Industrial Development Revenue — 1.2%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23(3)	$1,235	$1,287,031

		$1,287,031

Insured – Education — 1.4%
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$1,250	$1,489,413

		$1,489,413

Insured – Electric Utilities — 3.0%
Glendale, Electric System Revenue, (AGC), 5.00%, 2/1/31	$2,790	$3,039,398

		$3,039,398

Insured – Escrowed / Prerefunded — 3.9%
Foothill/Eastern Transportation Corridor Agency, (AGM), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/26	$5,130	$3,958,924

		$3,958,924

Insured – General Obligations — 9.3%
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/34	$6,485	$2,327,337
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	4,825	1,636,640
Riverside Community College District, (Election of 2004), (AGM), (NPFG), 5.00%, 8/1/32	2,005	2,195,455
Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	3,326,986

		$9,486,418

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 8.9%
California Health Facilities Financing Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/37	$2,900	$3,041,607
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	750	783,803
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(1)	5,000	5,306,100

		$9,131,510

Insured – Lease Revenue / Certificates of Participation — 8.0%
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/17	$4,410	$4,299,706
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	3,500	3,873,485

		$8,173,191

Insured – Special Tax Revenue — 2.1%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$4,850	$675,654
Successor Agency to Dinuba Redevelopment Agency, (BAM), 5.00%, 9/1/28	370	428,282
Successor Agency to Dinuba Redevelopment Agency, (BAM), 5.00%, 9/1/33	930	1,049,765

		$2,153,701

Insured – Transportation — 8.3%
Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$5,000	$2,586,800
Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	4,500	2,256,795
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	740	741,021
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,275	1,369,682
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	1,350	1,482,583

		$8,436,881

Insured – Water and Sewer — 2.6%
East Bay Municipal Utility District, Water System Revenue, (NPFG), 5.00%, 6/1/32(1)	$2,000	$2,197,740
Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	430	419,757

		$2,617,497

Lease Revenue / Certificates of Participation — 1.0%
California Public Works Board, 5.00%, 11/1/38	$915	$1,029,485

		$1,029,485

13	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Trust

November 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 0.4%
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$385	$418,037

		$418,037

Senior Living / Life Care — 2.5%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$290	$333,811
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26(3)	175	178,547
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36(3)	700	707,490
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41(3)	600	718,620
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	535	600,730

		$2,539,198

Special Tax Revenue — 14.3%
Aliso Viejo Community Facilities District No. 2005-01, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$770	$867,890
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	285	293,812
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	460	474,076
Eastern Municipal Water District, Community Facilities District No. 2004-27, (Cottonwood Ranch), Special Tax Revenue, 5.00%, 9/1/27	190	194,514
Eastern Municipal Water District, Community Facilities District No. 2004-27, (Cottonwood Ranch), Special Tax Revenue, 5.00%, 9/1/36	480	489,749
Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,590	1,601,687
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/22	240	278,407
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	480	552,509
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	240	272,846
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	335	377,769
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	240	268,661
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	2,400	2,777,712
Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	250	252,200
Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	490	493,420

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	$485	$560,762
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	725	834,729
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/28	1,600	1,869,648
Temecula Unified School District, 5.00%, 9/1/27	250	256,138
Temecula Unified School District, 5.00%, 9/1/37	400	409,380
Tustin Community Facilities District, 6.00%, 9/1/37	500	526,100
Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	1,000	1,001,450

		$14,653,459

Transportation — 13.7%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	$1,000	$1,153,860
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/16, 5.00%, 4/1/31	2,000	2,126,040
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	2,120	2,400,052
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	1,500	1,666,515
Port of Redwood City, (AMT), 5.125%, 6/1/30	1,170	1,176,236
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,760	3,012,016
San Joaquin Hills Transportation Corridor Agency, 5.00%, 1/15/34	2,265	2,479,699

		$14,014,418

Water and Sewer — 1.9%
California Department of Water Resources, 5.00%, 12/1/29	$25	$28,322
San Mateo, Sewer Revenue, 5.00%, 8/1/36	1,700	1,899,308

		$1,927,630

Total Tax-Exempt Investments — 160.4% (identified cost $149,911,368)		$163,825,687

14	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Trust

November 30, 2014

Portfolio of Investments — continued

Corporate Bonds & Notes — 0.7%

Security	Principal Amount (000’s omitted)	Value

Hospital — 0.7%
Dignity Health, 3.812%, 11/1/24	$720	$743,046

Total Corporate Bonds & Notes — 0.7% (identified cost $720,000)		$743,046

Total Investments — 161.1% (identified cost $150,631,368)		$164,568,733

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (48.9)%		$(49,976,208)

Other Assets, Less Liabilities — (12.2)%		$(12,463,793)

Net Assets Applicable to Common Shares — 100.0%		$102,128,732

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
NPFG	–	National Public Finance Guaranty Corp.
RADIAN	–	Radian Group, Inc.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2014, 29.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 14.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,035,592.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At November 30, 2014, the aggregate value of these securities is $2,891,688 or 2.8% of the Trust’s net assets applicable to common shares.

15	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Trust

November 30, 2014

Portfolio of Investments

Tax-Exempt Investments — 158.2%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 6.0%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$910	$1,186,522
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	990	1,297,405

		$2,483,927

Education — 27.8%
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	$1,080	$1,226,286
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	770	877,284
Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	1,500	1,637,925
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	2,167,277
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	1,500	1,663,095
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	1,350	1,500,903
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	1,420	1,615,278
University of Massachusetts Building Authority, 5.00%, 11/1/39	750	848,025

		$11,536,073

Escrowed / Prerefunded — 2.8%
Massachusetts Development Finance Agency, (New England Conservatory of Music), Prerefunded to 7/1/18, 5.25%, 7/1/38	$625	$723,394
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), Prerefunded to 7/1/17, 5.00%, 7/1/38	415	462,285

		$1,185,679

General Obligations — 16.4%
Boston, 4.00%, 4/1/24	$300	$334,335
Cambridge, 4.00%, 2/15/21	595	683,560
Danvers, 5.25%, 7/1/36	885	1,049,707
Lexington, 4.00%, 2/1/21	415	476,636
Lexington, 4.00%, 2/1/22	430	496,233
Lexington, 4.00%, 2/1/23	355	411,065
Newton, 5.00%, 4/1/36	750	850,635
Plymouth, 5.00%, 5/1/31	345	394,025
Plymouth, 5.00%, 5/1/32	315	359,160

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Wayland, 5.00%, 2/1/33	$510	$589,846
Wayland, 5.00%, 2/1/36	770	883,998
Winchester, 5.00%, 4/15/36	245	281,517

		$6,810,717

Hospital — 27.0%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/31	$1,000	$1,088,610
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	525	617,558
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	600	734,994
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	555	599,461
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	1,210	1,363,597
Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	500	568,765
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	1,135	1,229,727
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	755	755,959
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	970	1,029,645
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare Systems), 5.00%, 7/1/32	2,000	2,163,460
Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	675	677,768
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	350	384,139

		$11,213,683

Housing — 6.6%
Massachusetts Housing Finance Agency, (AMT), 4.75%, 12/1/48	$2,100	$2,108,799
Massachusetts Housing Finance Agency, (AMT), 5.00%, 12/1/28	650	654,361

		$2,763,160

Industrial Development Revenue — 2.0%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(2)	$800	$821,784

		$821,784

16	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Trust

November 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 7.3%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$1,000	$1,315,140
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(3)	1,365	1,723,640

		$3,038,780

Insured – Electric Utilities — 1.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$550	$534,149

		$534,149

Insured – General Obligations — 3.1%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,000	$1,304,160

		$1,304,160

Insured – Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$335	$374,634

		$374,634

Insured – Other Revenue — 1.8%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$590	$751,530

		$751,530

Insured – Special Tax Revenue — 16.4%
Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,450	$1,458,801
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/25	900	1,090,962
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/28	1,195	1,400,492
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	1,000	1,262,470
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	1,340	1,460,654
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	153,938

		$6,827,317

Insured – Student Loan — 2.6%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$280	$295,915
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	765	780,537

		$1,076,452

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 0.8%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$315	$333,796

		$333,796

Other Revenue — 2.8%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$500	$572,510
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	505	575,917

		$1,148,427

Senior Living / Life Care — 6.0%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.15%, 7/1/31	$250	$250,640
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.625%, 7/1/29	1,500	1,504,695
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	125	139,476
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(2)	140	140,560
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(2)	475	457,796

		$2,493,167

Special Tax Revenue — 8.4%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$140	$157,741
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/31	1,665	796,536
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/34	5,195	2,138,366
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	335	383,082

		$3,475,725

Transportation — 7.2%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	$1,500	$1,644,720
Massachusetts Port Authority, 5.00%, 7/1/28	500	575,835
Massachusetts Port Authority, 5.00%, 7/1/34	670	756,899

		$2,977,454

Water and Sewer — 11.0%
Boston Water and Sewer Commission, 5.00%, 11/1/26	$2,005	$2,338,933
Boston Water and Sewer Commission, 5.00%, 11/1/29	495	568,270

17	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Trust

November 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Boston Water and Sewer Commission, 5.00%, 11/1/31	$225	$254,639
Massachusetts Water Resources Authority, 5.00%, 8/1/28	1,195	1,389,809

		$4,551,651

Total Tax-Exempt Investments — 158.2% (identified cost $59,968,550)		$65,702,265

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (48.3)%		$(20,050,364)

Other Assets, Less Liabilities — (9.9)%		$(4,125,049)

Net Assets Applicable to Common Shares — 100.0%		$41,526,852

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2014, 21.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 11.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At November 30, 2014, the aggregate value of these securities is $1,420,140 or 3.4% of the Trust’s net assets applicable to common shares.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $813,640.

18	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Income Trust

November 30, 2014

Portfolio of Investments

Tax-Exempt Investments — 154.3%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.1%
Michigan Municipal Bond Authority, 5.00%, 10/1/29	$600	$681,468
Michigan Municipal Bond Authority, 5.00%, 10/1/30	500	577,895

		$1,259,363

Education — 6.8%
Michigan State University, 5.00%, 2/15/40	$1,000	$1,116,590
Oakland University, 5.00%, 3/1/42	500	543,505
Wayne State University, 5.00%, 11/15/40	370	408,635

		$2,068,730

Electric Utilities — 8.9%
Holland, Electric Utility System, 5.00%, 7/1/39	$1,135	$1,269,463
Lansing Board of Water and Light, 5.50%, 7/1/41	500	592,660
Michigan Public Power Agency, 5.00%, 1/1/43	800	857,360

		$2,719,483

Escrowed / Prerefunded — 4.8%
Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), Prerefunded to 1/1/15, 6.20%, 1/1/25	$185	$186,456
Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), Prerefunded to 1/1/15, 6.50%, 1/1/37	125	126,033
Grand Valley State University, Prerefunded to 12/1/16, 5.625%, 12/1/29	525	579,421
Grand Valley State University, Prerefunded to 12/1/16, 5.75%, 12/1/34	525	580,734

		$1,472,644

General Obligations — 29.9%
Ann Arbor Public Schools, 4.50%, 5/1/24	$350	$381,427
Comstock Park Public Schools, 5.125%, 5/1/31	275	309,339
Comstock Park Public Schools, 5.25%, 5/1/33	220	246,338
East Grand Rapids Public Schools, 5.00%, 5/1/39	835	945,187
Jenison Public Schools, 5.00%, 5/1/28	500	560,670
Jenison Public Schools, 5.00%, 5/1/30	500	559,735
Kent County, 5.00%, 1/1/25	1,500	1,700,235
Kent County, (AMT), 5.00%, 1/1/28	1,000	1,126,110
Lansing Community College, 5.00%, 5/1/30	1,005	1,143,248
Michigan, 5.50%, 11/1/25	270	309,917
Walled Lake Consolidated School District, 5.00%, 5/1/34	365	411,271
Watervliet Public Schools, 5.00%, 5/1/38	1,250	1,418,187

		$9,111,664

Security	Principal Amount (000’s omitted)	Value

Hospital — 26.5%
Kent Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	$275	$276,889
Michigan Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	250	272,933
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	550,050
Michigan Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/27	1,000	1,132,410
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	250	259,005
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,000	1,037,840
Michigan Hospital Finance Authority, (McLaren Health Care), 5.00%, 8/1/35	1,080	1,108,361
Michigan Hospital Finance Authority, (MidMichigan Obligated Group), 6.125%, 6/1/39	500	573,720
Monroe County Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26	425	439,718
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/39	1,250	1,377,362
Saginaw Hospital Finance Authority, (Covenant Medical Center, Inc.), 5.00%, 7/1/30	1,000	1,067,690

		$8,095,978

Housing — 0.5%
Michigan Housing Development Authority, 4.60%, 12/1/26	$135	$141,738

		$141,738

Industrial Development Revenue — 2.4%
Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$750	$728,183

		$728,183

Insured – Education — 5.0%
Ferris State University, (AGC), 5.125%, 10/1/33	$570	$631,190
Ferris State University, (AGC), 5.25%, 10/1/38	500	555,965
Wayne State University, (AGM), 5.00%, 11/15/35	300	332,319

		$1,519,474

Insured – Electric Utilities — 3.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$630	$611,843
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	250	239,735
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	147,878

		$999,456

19	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Income Trust

November 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 25.8%
Battle Creek School District, (AGM), 5.00%, 5/1/37	$1,105	$1,189,124
Bay City Brownfield Redevelopment Authority, (BAM), 5.375%, 10/1/38	500	555,470
Byron Center Public Schools, (AGM), 3.75%, 5/1/26	150	156,723
Byron Center Public Schools, (AGM), 4.00%, 5/1/28	240	251,623
Detroit School District, (AGM), 5.25%, 5/1/32	300	354,846
Hartland Consolidated Schools, (AGM), 5.25%, 5/1/29	1,000	1,132,760
Livonia Public Schools, (AGM), 5.00%, 5/1/43	910	987,732
South Haven Public Schools, (BAM), 5.00%, 5/1/41	1,200	1,335,768
Van Dyke Public Schools, (AGM), 5.00%, 5/1/38	1,250	1,368,113
Westland Tax Increment Finance Authority, (BAM), 5.25%, 4/1/34	500	543,380

		$7,875,539

Insured – Lease Revenue / Certificates of Participation — 5.9%
Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$1,000	$497,710
Michigan Building Authority, (NPFG), 0.00%, 10/15/30	2,800	1,305,892

		$1,803,602

Insured – Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$895	$124,682

		$124,682

Insured – Transportation — 3.7%
Wayne County Airport Authority, (AGC), (AMT), 5.375%, 12/1/32	$1,000	$1,118,110

		$1,118,110

Insured – Water and Sewer — 7.1%
Detroit, Sewage Disposal System, (AGC), (FGIC), 5.00%, 7/1/36	$560	$577,842
Grand Rapids, Water Supply System, (AGC), 5.10%, 1/1/39	1,000	1,111,830
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	475	477,660

		$2,167,332

Lease Revenue / Certificates of Participation — 3.4%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/30	$1,000	$1,045,250

		$1,045,250

Special Tax Revenue — 5.0%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$115	$126,776
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	125	138,210
Michigan Trunk Line Fund, 5.00%, 11/15/36	1,000	1,131,150

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$110	$125,788

		$1,521,924

Water and Sewer — 10.8%
Detroit, Water Supply System, 5.25%, 7/1/41	$750	$796,898
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	735	922,682
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,250	1,290,987
Port Huron, Water Supply System, 5.25%, 10/1/31	250	273,615

		$3,284,182

Total Tax-Exempt Investments — 154.3% (identified cost $43,776,876)		$47,057,334

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (57.4)%		$(17,500,144)

Other Assets, Less Liabilities — 3.1%		$938,753

Net Assets Applicable to Common Shares — 100.0%		$30,495,943

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2014, 33.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.3% to 13.3% of total investments.

20	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

November 30, 2014

Portfolio of Investments

Tax-Exempt Municipal Securities — 153.5%

Security	Principal Amount (000’s omitted)	Value

Education — 21.5%
Camden County Improvement Authority, (Rowan University School of Osteopathic Medicine), 5.00%, 12/1/32	$1,270	$1,416,621
New Jersey Educational Facilities Authority, (Kean University), 5.50%, 9/1/36	1,730	1,975,158
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/33	620	718,475
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/34	380	439,329
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	640	705,965
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	1,650	1,761,606
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	965	1,233,299
New Jersey Institute of Technology, 5.00%, 7/1/42	1,295	1,444,042
Rutgers State University, 5.00%, 5/1/33	1,000	1,156,350
Rutgers State University, 5.00%, 5/1/39	2,900	3,254,264

		$14,105,109

Escrowed / Prerefunded — 2.6%
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	$1,415	$1,700,023

		$1,700,023

General Obligations — 7.2%
Monmouth County Improvement Authority, 5.00%, 1/15/28	$1,850	$2,116,400
Monmouth County Improvement Authority, 5.00%, 1/15/30	1,795	2,049,100
Monmouth County Improvement Authority, 5.00%, 8/1/33	500	581,460

		$4,746,960

Hospital — 22.1%
Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/26	$660	$753,067
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	650	745,089
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	2,290	2,531,526
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	2,090	2,214,062
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44(1)	750	749,977
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/21	500	584,640
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	620	703,849

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 5.25%, 7/1/31	$250	$277,900
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/31	2,055	2,238,553
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	2,380	2,423,625
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), Prerefunded to 7/1/16, 5.00%, 7/1/46	60	64,409
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	1,075	1,217,900

		$14,504,597

Housing — 2.3%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$560	$568,775
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	925	939,365

		$1,508,140

Industrial Development Revenue — 5.8%
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	$50	$53,762
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	135	143,404
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	750	802,380
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	220	248,360
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	2,235	2,572,641

		$3,820,547

Insured – Electric Utilities — 1.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$135	$131,109
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	490	467,485
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	595	566,910

		$1,165,504

Insured – Escrowed / Prerefunded — 4.0%
Lakewood Township, (AGC), Prerefunded to 11/1/18, 5.75%, 11/1/31	$1,240	$1,473,045
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	970	1,143,320

		$2,616,365

21	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

November 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Gas Utilities — 5.6%
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$3,540	$3,673,600

		$3,673,600

Insured – General Obligations — 4.7%
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,015	$1,136,962
Irvington Township, (AGM), 5.00%, 7/15/31	1,000	1,129,990
Paterson, (BAM), 5.00%, 1/15/26	750	848,993

		$3,115,945

Insured – Hospital — 4.3%
New Jersey Economic Development Authority, (Hillcrest Health Service System), (AMBAC), 0.00%, 1/1/20	$100	$86,973
New Jersey Economic Development Authority, (Hillcrest Health Service System), (AMBAC), 0.00%, 1/1/21	300	250,233
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	380	404,552
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(2)	500	532,305
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,380	1,534,118

		$2,808,181

Insured – Industrial Development Revenue — 3.2%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$1,940	$2,111,069

		$2,111,069

Insured – Lease Revenue / Certificates of Participation — 3.9%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$530	$600,231
New Jersey Economic Development Authority, (School Facilities Construction), (AGM), 5.00%, 6/15/33	640	712,659
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	1,000	1,234,780

		$2,547,670

Insured – Other Revenue — 4.0%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$850	$945,030
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 1/1/39	1,500	1,647,180

		$2,592,210

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 12.6%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/25	$5,250	$3,889,935
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	4,300	2,845,138
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,020	1,265,288
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,020	281,406

		$8,281,767

Insured – Student Loan — 3.3%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30(3)	$2,005	$2,184,608

		$2,184,608

Insured – Transportation — 0.6%
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	$315	$360,804

		$360,804

Lease Revenue / Certificates of Participation — 5.7%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,500	$1,637,445
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	1,700	1,812,285
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	250	286,150

		$3,735,880

Other Revenue — 4.3%
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48	$2,040	$2,289,574
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	500	552,445

		$2,842,019

Senior Living / Life Care — 4.7%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$465	$488,957
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	770	806,837
New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	815	829,572
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.50%, 7/1/38	700	711,452
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	215	235,749

		$3,072,567

22	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

November 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 2.8%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$100	$104,124
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	175	180,576
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	750	574,012
Puerto Rico Sales Tax Financing Corp., 5.75%, 8/1/37	500	387,130
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	571,765

		$1,817,607

Student Loan — 4.7%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.184%, 6/1/36(2)(4)(5)	$2,325	$2,348,808
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	740	758,071

		$3,106,879

Transportation — 19.6%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,060	$1,178,699
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	1,080	1,191,402
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/26	2,000	1,210,980
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,850	2,135,529
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	250	289,700
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	530	616,289
New Jersey Turnpike Authority, 5.25%, 1/1/40	3,600	4,008,636
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(2)	1,995	2,230,530

		$12,861,765

Water and Sewer — 2.2%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$1,275	$1,440,266

		$1,440,266

Total Tax-Exempt Municipal Securities — 153.5% (identified cost $91,878,562)		$100,720,082

Taxable Municipal Securities — 1.5%

Security	Principal Amount (000’s omitted)	Value

Transportation — 1.5%
Port Authority of New York and New Jersey, 4.458%, 10/1/62	$1,000	$1,018,530

Total Taxable Municipal Securities — 1.5% (identified cost $989,127)		$1,018,530

Total Investments — 155.0% (identified cost $92,867,689)		$101,738,612

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (50.9)%		$(33,425,808)

Other Assets, Less Liabilities — (4.1)%		$(2,689,116)

Net Assets Applicable to Common Shares — 100.0%		$65,623,688

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2014, 30.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 9.2% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $488,808.

(5)	Variable rate security. The stated interest rate represents the rate in effect at November 30, 2014.

23	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

November 30, 2014

Portfolio of Investments

Tax-Exempt Investments — 161.5%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 6.0%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$1,730	$1,961,370
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	2,535	2,827,387

		$4,788,757

Cogeneration — 1.3%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$1,070	$1,070,064

		$1,070,064

Education — 27.6%
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/31	$310	$342,070
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	1,490	1,664,434
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/39	325	363,590
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	510	575,219
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	1,000	1,113,580
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	725	825,282
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34	510	580,528
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,000	2,276,580
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	220	245,736
New York Dormitory Authority, (Fordham University), 5.50%, 7/1/36	1,000	1,181,850
New York Dormitory Authority, (Rochester Institute of Technology), Prerefunded to 7/1/18, 6.00%, 7/1/33	2,250	2,663,842
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	2,500	2,815,175
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/27	325	376,236
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/29	400	469,512
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,695	1,826,803
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	2,000	2,256,120
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	280	301,249

Security	Principal Amount (000’s omitted)	Value

Education (continued)
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	$735	$792,602
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	1,205	1,374,098

		$22,044,506

Electric Utilities — 6.7%
Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$1,420	$1,663,672
Suffolk County Industrial Development Agency, (KeySpan-Port Jefferson Energy Center, LLC), (AMT), 5.25%, 6/1/27	1,645	1,652,929
Utility Debt Securitization Authority, 5.00%, 12/15/33	1,735	2,041,974

		$5,358,575

General Obligations — 7.3%
New York, 5.00%, 2/15/34(1)	$4,000	$4,608,880
New York City, 6.25%, 10/15/28	1,000	1,191,100

		$5,799,980

Health Care – Miscellaneous — 0.2%
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class H, 7.50%, 9/1/15	$50	$50,423
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class I, 7.50%, 9/1/15	85	85,719

		$136,142

Hospital — 20.7%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$130	$147,701
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	960	1,072,416
Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	760	761,505
Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/25	2,490	2,556,284
Nassau County Local Economic Assistance Corp., (South Nassau Communities Hospital), 5.00%, 7/1/37	1,000	1,080,510
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	1,000	1,141,170
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/32	1,000	1,108,660
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 11/1/34	845	877,727
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/36	750	783,682

24	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

November 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New York Dormitory Authority, (NYU Hospital Center), Prerefunded to 7/1/17, 5.625%, 7/1/37	$1,250	$1,363,037
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	415	445,216
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	835	888,515
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	840	842,108
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	395	384,584
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 5.00%, 7/1/42	1,000	1,001,830
Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.25%, 12/1/32	650	683,157
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,250	1,375,700

		$16,513,802

Housing — 13.5%
New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	$1,500	$1,512,555
New York City Housing Development Corp., MFMR, (AMT), 5.20%, 11/1/40	2,620	2,682,749
New York Housing Finance Agency, 5.25%, 11/1/41	1,000	1,061,660
New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	2,625	2,716,324
New York Mortgage Agency, (AMT), 4.875%, 10/1/30	1,500	1,563,990
New York Mortgage Agency, (AMT), 4.90%, 10/1/37	1,215	1,263,308

		$10,800,586

Industrial Development Revenue — 4.7%
Essex County Industrial Development Agency, (International Paper Company), (AMT), 6.625%, 9/1/32	$1,000	$1,130,340
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	980	1,174,559
Niagara Area Development Corp., (Covanta Energy), (AMT), 5.25%, 11/1/42(2)	1,350	1,390,770
Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	100	101,604

		$3,797,273

Insured – Education — 6.9%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,250	$1,473,413
New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(1)	1,500	1,658,220

Security	Principal Amount (000’s omitted)	Value

Insured – Education (continued)
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/33	$5,365	$2,373,744

		$5,505,377

Insured – Electric Utilities — 2.0%
Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$1,365	$1,589,502

		$1,589,502

Insured – General Obligations — 2.2%
Oyster Bay, (AGM), 4.00%, 8/1/28	$1,680	$1,771,342

		$1,771,342

Insured – Other Revenue — 4.1%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$2,645	$1,413,805
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	3,625	1,848,714

		$3,262,519

Insured – Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$2,475	$344,792

		$344,792

Insured – Water and Sewer — 1.3%
Nassau County Industrial Development Agency, (New York Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$1,000	$1,012,800

		$1,012,800

Other Revenue — 9.1%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$3,120	$1,471,642
Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	380	447,002
New York City Cultural Resources Trust, (Museum of Modern Art), 5.00%, 4/1/31	625	698,287
New York City Transitional Finance Authority, (Building Aid), 5.50%, 7/15/31	1,000	1,136,680
New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(2)	1,300	1,326,572
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 3/15/44	2,000	2,162,840

		$7,243,023

25	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

November 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 6.7%
Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$1,450	$1,451,319
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	280	300,860
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	120	127,100
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	905	1,000,821
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	230	234,329
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	230	231,316
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	1,830	1,972,429

		$5,318,174

Special Tax Revenue — 21.0%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/34	$1,500	$1,691,205
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(3)	2,100	2,497,887
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,000	1,145,860
New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	1,000	1,134,970
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	2,380	2,789,217
New York Thruway Authority, Fuel Tax Revenue, 5.00%, 4/1/30(1)	6,000	6,885,300
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	545	623,224

		$16,767,663

Transportation — 13.4%
Metropolitan Transportation Authority, 5.00%, 11/15/37	$790	$858,651
Metropolitan Transportation Authority, 5.00%, 11/15/38	1,500	1,673,460
New York Thruway Authority, 5.00%, 1/1/37	700	780,535
New York Thruway Authority, 5.00%, 1/1/42	1,000	1,105,020
Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	1,900	2,097,980
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	990	1,106,879
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	2,740	3,114,723

		$10,737,248

Water and Sewer — 6.4%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/34	$585	$291,307

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/35	$325	$155,613
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(3)	3,105	3,562,739
Saratoga County Water Authority, 5.00%, 9/1/48	1,000	1,107,870

		$5,117,529

Total Tax-Exempt Investments — 161.5% (identified cost $116,134,230)		$128,979,654

Miscellaneous — 1.0%

Security	Units	Value

Real Estate — 1.0%
CMS Liquidating Trust(2)(4)(5)	257	$783,850

Total Miscellaneous — 1.0% (identified cost $822,400)		$783,850

Total Investments — 162.5% (identified cost $116,956,630)		$129,763,504

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (42.2)%		$(33,725,263)

Other Assets, Less Liabilities — (20.3)%		$(16,177,980)

Net Assets Applicable to Common Shares — 100.0%		$79,860,261

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
FNMA	–	Federal National Mortgage Association
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2014, 10.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an

26	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

November 30, 2014

Portfolio of Investments — continued

individual financial institution or financial guaranty assurance agency ranged from 1.4% to 2.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At November 30, 2014, the aggregate value of these securities is $3,501,192 or 4.4% of the Trust’s net assets applicable to common shares.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,415,626.

(4)	Non-income producing.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

27	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Trust

November 30, 2014

Portfolio of Investments

Tax-Exempt Investments — 149.2%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.5%
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 12/1/28	$250	$290,055
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 6/1/30	210	242,552
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	945	1,004,762

		$1,537,369

Education — 19.6%
Miami University, 4.00%, 9/1/39	$500	$520,705
Miami University, 5.00%, 9/1/33	1,000	1,141,240
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	440	478,645
Ohio Higher Educational Facility Commission, (Kenyon College), 5.25%, 7/1/44	1,250	1,417,562
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	572,750
Ohio Higher Educational Facility Commission, (University of Dayton), 5.50%, 12/1/36	1,000	1,127,380
Ohio State University, 5.00%, 12/1/28	480	605,813
Ohio State University, 5.00%, 12/1/30	955	1,206,862
University of Cincinnati, 5.00%, 6/1/34	500	565,180
Wright State University, 5.00%, 5/1/31	750	833,573

		$8,469,710

Electric Utilities — 2.5%
American Municipal Power, Inc., (AMP Fremont Energy Center), 5.00%, 2/15/32	$470	$520,422
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	584,570

		$1,104,992

Escrowed / Prerefunded — 2.9%
Central Ohio Solid Waste Authority, Prerefunded to 9/1/18, 5.125%, 9/1/27	$65	$75,172
Hamilton County, Sewer System, Prerefunded to 12/1/17, 5.00%, 12/1/32	750	847,590
Maple Heights City School District, Prerefunded to 1/15/17, 5.00%, 1/15/37	180	197,129
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/28	20	26,169
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/30	70	92,916

		$1,238,976

Security	Principal Amount (000’s omitted)	Value

General Obligations — 21.0%
Apollo Career Center Joint Vocational School District, 5.25%, 12/1/33	$335	$384,490
Barberton City School District, 4.50%, 12/1/33	900	937,170
Beavercreek City School District, 5.00%, 12/1/30	1,750	1,976,625
Central Ohio Solid Waste Authority, 5.125%, 9/1/27	1,025	1,154,785
Dayton City School District, 5.00%, 11/1/31	100	121,836
Huber Heights City School District, 4.75%, 12/1/25	595	677,021
Lakewood City School District, 5.00%, 11/1/39	400	449,592
Maple Heights City School District, 5.00%, 1/15/37	820	877,441
Oregon City School District, 4.00%, 12/1/30	1,250	1,312,487
Symmes Township, Hamilton County, (Parkland Acquisition and Improvement), 5.25%, 12/1/37	1,000	1,184,690

		$9,076,137

Hospital — 21.9%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$1,075	$1,203,312
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	560	611,207
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	500	545,490
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	800	875,224
Hamilton County, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	287,040
Hancock County, (Blanchard Valley Regional Health Center), 6.25%, 12/1/34	750	872,430
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	500	525,590
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	541,750
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	800	863,864
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	500	570,910
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.50%, 1/1/39	1,000	1,125,300
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	555	614,862
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	644,659
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	186,613

		$9,468,251

28	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Trust

November 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Housing — 6.0%
Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), (GNMA), 5.25%, 4/20/48	$2,500	$2,584,150

		$2,584,150

Industrial Development Revenue — 1.3%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$555	$552,569

		$552,569

Insured – Education — 12.1%
Hamilton County, (University Heights Community Urban Development Corp.), (AGM), 5.00%, 6/1/30	$750	$842,640
Kent State University, (AGC), 5.00%, 5/1/26	1,000	1,132,660
Kent State University, (AGC), 5.00%, 5/1/29	465	522,716
Miami University, (AMBAC), 3.25%, 9/1/26	580	585,713
University of Akron, Series A, (AGM), 5.00%, 1/1/38	1,500	1,633,050
University of Akron, Series B, (AGM), 5.00%, 1/1/38	500	544,350

		$5,261,129

Insured – Electric Utilities — 12.9%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$1,000	$1,128,330
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	710	443,956
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	2,000	682,060
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	815	591,975
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,086,110
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	300,306
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	200	194,236
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	147,878

		$5,574,851

Insured – General Obligations — 18.8%
Brooklyn City School District, (AGM), 5.00%, 12/1/38	$555	$616,289
Buckeye Valley Local School District, (AGC), 5.00%, 12/1/36	500	561,295
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/30(1)	2,455	1,426,576
Cincinnati School District, (NPFG), 5.25%, 12/1/30	1,000	1,267,520
Madeira City School District, (AGM), 3.50%, 12/1/27	1,500	1,507,785
Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,750	1,958,337
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	750	823,868

		$8,161,670

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 1.5%
Lorain County, (Catholic Healthcare Partners), (AGM), 15.466%, 2/1/29(2)(3)(4)	$485	$631,839

		$631,839

Insured – Special Tax Revenue — 0.2%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$540	$75,227

		$75,227

Insured – Transportation — 7.3%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$600	$665,412
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	1,000	1,233,260
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/26	1,000	1,276,570

		$3,175,242

Insured – Water and Sewer — 1.5%
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	$665	$668,724

		$668,724

Lease Revenue / Certificates of Participation — 1.3%
Franklin County Convention Facilities Authority, Prerefunded to 12/1/17, 5.00%, 12/1/27	$500	$552,455

		$552,455

Other Revenue — 3.7%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$1,000	$1,086,080
Summit County Port Authority, 5.00%, 12/1/31	445	496,033

		$1,582,113

Senior Living / Life Care — 3.8%
Franklin County, (Friendship Village of Dublin), 5.00%, 11/15/44(5)	$650	$690,339
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	375	399,622
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	230	252,448
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	275	319,897

		$1,662,306

Special Tax Revenue — 4.3%
Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), 5.00%, 10/1/32	$250	$283,297

29	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Trust

November 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	$500	$563,255
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	180	211,892
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	290	338,352
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	155	170,872
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	170	187,966
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	125,788

		$1,881,422

Transportation — 0.5%
Ohio Turnpike and Infrastructure Commission, 0.00%, 2/15/43	$690	$197,685

		$197,685

Water and Sewer — 2.6%
Hamilton County, Sewer System, 5.00%, 12/1/38	$500	$576,505
Northeast Ohio Regional Sewer District, 5.00%, 11/15/43	500	565,670

		$1,142,175

Total Tax-Exempt Investments — 149.2% (identified cost $57,758,277)		$64,598,992

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (52.5)%		$(22,725,341)

Other Assets, Less Liabilities — 3.3%		$1,413,053

Net Assets Applicable to Common Shares — 100.0%		$43,286,704

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
GNMA	–	Government National Mortgage Association
NPFG	–	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2014, 36.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 15.1% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At November 30, 2014, the aggregate value of these securities is $631,839 or 1.5% of the Trust’s net assets applicable to common shares.

(3)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at November 30, 2014.

(4)

Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $1,455,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(5)	When-issued security.

30	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Trust

November 30, 2014

Portfolio of Investments

Tax-Exempt Investments — 156.5%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 1.4%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$378	$338,576
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	175	178,413

		$516,989

Education — 27.5%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.50%, 3/1/31	$1,050	$1,188,789
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	500	552,465
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/39	1,200	1,301,376
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/32	750	866,992
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	500	556,750
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	468,125
Pennsylvania Higher Educational Facilities Authority, (Temple University), 5.00%, 4/1/35	750	831,210
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	625	671,656
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/42	600	652,788
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/29	560	615,098
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/30	750	828,938
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	843,697
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	287,878
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	653,246

		$10,319,008

Escrowed / Prerefunded — 0.1%
Philadelphia School District, Prerefunded to 9/1/18, 6.00%, 9/1/38	$15	$17,813

		$17,813

Security	Principal Amount (000’s omitted)	Value

General Obligations — 13.0%
Chester County, 5.00%, 7/15/27	$500	$574,645
Daniel Boone Area School District, 5.00%, 8/15/32	1,000	1,103,830
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	1,000	1,241,880
Philadelphia School District, 6.00%, 9/1/38	985	1,112,991
West York Area School District, 5.00%, 4/1/33	750	853,710

		$4,887,056

Hospital — 28.3%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$500	$570,230
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	750	810,337
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	750	885,367
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	516,865
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	750	819,652
Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,485	1,548,677
Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital Obligated Group), 5.00%, 6/1/31	1,095	1,207,183
Montgomery County Higher Education and Health Authority, (Holy Redeemer Health System), 5.00%, 10/1/27	500	546,710
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	275,813
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(2)	1,000	1,149,040
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	747,401
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	304,193
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 5.00%, 6/1/34	1,085	1,231,160

		$10,612,628

Housing — 6.0%
Allegheny County Residential Finance Authority, SFMR, (AMT), 4.95%, 11/1/37	$295	$300,859
Allegheny County Residential Finance Authority, SFMR, (AMT), 5.00%, 5/1/35	660	668,573
East Hempfield Township Industrial Development Authority, (Student Services, Inc.), 5.00%, 7/1/39	175	184,557
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.70%, 10/1/37	590	595,977

31	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Trust

November 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Housing (continued)
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	$470	$498,679

		$2,248,645

Industrial Development Revenue — 8.6%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$200	$223,830
Montgomery County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (AMT), 5.25%, 7/1/42	750	792,487
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	250	291,468
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,115	1,378,753
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	500	519,540

		$3,206,078

Insured – Education — 8.3%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$500	$553,295
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,105	1,202,538
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/29	375	412,973
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/32	875	955,719

		$3,124,525

Insured – Electric Utilities — 2.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,080	$1,030,374

		$1,030,374

Insured – Escrowed/Prerefunded — 5.0%
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	$2,000	$1,884,180

		$1,884,180

Insured – General Obligations — 6.0%
Beaver County, (AGM), 5.55%, 11/15/31	$475	$527,806
Beaver County, (AGM), Prerefunded to 11/15/17, 5.55%, 11/15/31	25	28,600
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	750	862,672

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Laurel Highlands School District, (AGM), 5.00%, 2/1/37	$750	$834,398

		$2,253,476

Insured – Hospital — 5.0%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$315,317
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,440	1,549,512

		$1,864,829

Insured – Industrial Development Revenue — 1.4%
Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (NPFG), (AMT), 5.00%, 11/1/36	$525	$541,217

		$541,217

Insured – Lease Revenue / Certificates of Participation — 4.8%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$555,805
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,195	1,257,737

		$1,813,542

Insured – Special Tax Revenue — 2.3%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$610	$686,073
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,235	172,048

		$858,121

Insured – Transportation — 9.0%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$525	$565,567
Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,005	1,008,487
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	1,800	1,802,484

		$3,376,538

Insured – Water and Sewer — 1.5%
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	$500	$557,690

		$557,690

Senior Living / Life Care — 2.4%
Cliff House Trust, (AMT), 6.625%, 6/1/27(3)	$1,000	$384,070
Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	100	108,705

32	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Trust

November 30, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$200	$205,468
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	200	203,956

		$902,199

Special Tax Revenue — 0.3%
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$110	$125,788

		$125,788

Transportation — 16.8%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$517,071
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	285	314,398
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	450	485,523
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	1,000	1,102,290
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	1,430	1,513,026
Pennsylvania Turnpike Commission, 5.625%, 6/1/29	750	839,798
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/23	410	468,728
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	970	1,078,300

		$6,319,134

Utilities — 1.8%
Philadelphia Gas Works, 5.25%, 8/1/40	$600	$684,528

		$684,528

Water and Sewer — 4.2%
Harrisburg Water Authority, 5.25%, 7/15/31	$750	$745,838
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	750	837,840

		$1,583,678

Total Tax-Exempt Investments — 156.5% (identified cost $54,473,133)		$58,728,036

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.4)%		$(21,175,385)

Other Assets, Less Liabilities — (0.1)%		$(20,777)

Net Assets Applicable to Common Shares — 100.0%		$37,531,874

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2014, 29.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 14.0% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)	Defaulted bond.

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2014

Statements of Assets and Liabilities

	November 30, 2014
Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
Investments —
Identified cost	$150,631,368	$59,968,550	$43,776,876	$92,867,689
Unrealized appreciation	13,937,365	5,733,715	3,280,458	8,870,923
Investments, at value	$164,568,733	$65,702,265	$47,057,334	$101,738,612
Cash	$246,602	$—	$395,733	$220,630
Restricted cash*	195,000	102,000	—	210,000
Interest receivable	1,615,664	834,887	549,481	1,476,182
Receivable for investments sold	—	—	90,000	—
Deferred debt issuance costs	25,177	667	—	293
Total assets	$166,651,176	$66,639,819	$48,092,548	$103,645,717

Liabilities
Payable for floating rate notes issued	$14,310,000	$3,385,000	$—	$3,640,000
Payable for when-issued securities	—	—	—	740,018
Payable for variation margin on open financial futures contracts	38,751	21,250	—	43,750
Payable for Trust shares repurchased	—	24,012	12,530	37,080
Due to custodian	—	1,533,844	—	—
Payable to affiliates:
Investment adviser fee	82,756	32,400	24,654	52,785
Administration fee	26,482	10,368	7,889	16,891
Trustees’ fees	1,246	547	437	843
Interest expense and fees payable	16,597	4,857	—	5,937
Accrued expenses	70,404	50,325	50,951	58,917
Total liabilities	$14,546,236	$5,062,603	$96,461	$4,596,221
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$49,976,208	$20,050,364	$17,500,144	$33,425,808
Net assets applicable to common shares	$102,128,732	$41,526,852	$30,495,943	$65,623,688

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$72,546	$27,425	$20,833	$46,658
Additional paid-in capital	104,121,642	39,621,062	28,694,017	66,870,410
Accumulated net realized loss	(16,032,513)	(3,873,170)	(1,554,529)	(10,150,249)
Accumulated undistributed net investment income	152,020	85,851	55,164	126,010
Net unrealized appreciation	13,815,037	5,665,684	3,280,458	8,730,859
Net assets applicable to common shares	$102,128,732	$41,526,852	$30,495,943	$65,623,688

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,999	802	700	1,337

Common Shares Outstanding	7,254,575	2,742,521	2,083,294	4,665,758

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$14.08	$15.14	$14.64	$14.06

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2014

Statements of Assets and Liabilities — continued

	November 30, 2014
Assets	New York Trust	Ohio Trust	Pennsylvania Trust
Investments —
Identified cost	$116,956,630	$57,758,277	$54,473,133
Unrealized appreciation	12,806,874	6,840,715	4,254,903
Investments, at value	$129,763,504	$64,598,992	$58,728,036
Cash	$1,287,187	$162,947	$—
Restricted cash*	129,250	—	120,000
Interest receivable	1,669,694	980,186	782,170
Receivable for investments sold	255,367	1,050,347	—
Total assets	$133,105,002	$66,792,472	$59,630,206

Liabilities
Payable for floating rate notes issued	$19,315,000	$—	$750,000
Payable for when-issued securities	—	685,425	—
Payable for variation margin on open financial futures contracts	26,875	—	25,000
Payable for Trust shares repurchased	—	—	1,205
Due to custodian	—	—	51,718
Payable to affiliates:
Investment adviser fee	63,858	33,811	30,542
Administration fee	20,434	10,820	9,774
Trustees’ fees	997	565	527
Interest expense and fees payable	27,550	—	1,255
Accrued expenses	64,764	49,806	52,926
Total liabilities	$19,519,478	$780,427	$922,947
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$33,725,263	$22,725,341	$21,175,385
Net assets applicable to common shares	$79,860,261	$43,286,704	$37,531,874

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$54,754	$28,572	$26,984
Additional paid-in capital	79,385,193	39,573,731	37,427,311
Accumulated net realized loss	(12,394,354)	(3,383,616)	(4,094,447)
Accumulated undistributed (distributions in excess of) net investment income	93,834	227,302	(2,840)
Net unrealized appreciation	12,720,834	6,840,715	4,174,866
Net assets applicable to common shares	$79,860,261	$43,286,704	$37,531,874

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,349	909	847

Common Shares Outstanding	5,475,356	2,857,157	2,698,414

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$14.59	$15.15	$13.91

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2014

Statements of Operations

	Year Ended November 30, 2014
Investment Income	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
Interest	$7,138,348	$2,692,141	$2,089,905	$4,570,433
Total investment income	$7,138,348	$2,692,141	$2,089,905	$4,570,433

Expenses
Investment adviser fee	$986,431	$389,281	$295,799	$638,215
Administration fee	312,628	123,373	93,742	202,258
Trustees’ fees and expenses	7,328	3,199	2,553	4,930
Custodian fee	50,296	30,122	29,531	38,737
Transfer and dividend disbursing agent fees	18,422	18,205	18,160	18,315
Legal and accounting services	51,731	38,352	40,568	44,956
Printing and postage	16,914	10,453	10,065	13,700
Interest expense and fees	91,738	21,878	—	25,174
Preferred shares service fee	69,843	29,182	23,553	48,969
Miscellaneous	42,532	32,955	34,668	36,961
Total expenses	$1,647,863	$697,000	$548,639	$1,072,215
Deduct —
Reduction of custodian fee	$813	$470	$215	$372
Total expense reductions	$813	$470	$215	$372

Net expenses	$1,647,050	$696,530	$548,424	$1,071,843

Net investment income	$5,491,298	$1,995,611	$1,541,481	$3,498,590

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,032,434	$40,242	$88,403	$(660,148)
Financial futures contracts	(842,022)	(521,920)	(103,294)	(1,124,926)
Net realized gain (loss)	$190,412	$(481,678)	$(14,891)	$(1,785,074)
Change in unrealized appreciation (depreciation) —
Investments	$10,839,809	$4,357,723	$3,566,746	$7,048,432
Financial futures contracts	(95,461)	(57,875)	4,182	(113,181)
Net change in unrealized appreciation (depreciation)	$10,744,348	$4,299,848	$3,570,928	$6,935,251

Net realized and unrealized gain	$10,934,760	$3,818,170	$3,556,037	$5,150,177

Distributions to preferred shareholders
From net investment income	$(53,068)	$(21,253)	$(18,040)	$(35,494)

Net increase in net assets from operations	$16,372,990	$5,792,528	$5,079,478	$8,613,273

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2014

Statements of Operations — continued

	Year Ended November 30, 2014
Investment Income	New York Trust	Ohio Trust	Pennsylvania Trust
Interest	$5,949,192	$2,917,333	$2,723,484
Total investment income	$5,949,192	$2,917,333	$2,723,484

Expenses
Investment adviser fee	$766,852	$404,008	$371,284
Administration fee	243,034	128,043	117,659
Trustees’ fees and expenses	5,824	3,305	3,091
Custodian fee	47,511	31,084	29,965
Transfer and dividend disbursing agent fees	18,422	18,424	18,379
Legal and accounting services	49,479	36,761	41,524
Printing and postage	14,038	12,209	11,201
Interest expense and fees	118,199	—	13,733
Preferred shares service fee	48,917	32,624	30,196
Miscellaneous	39,136	35,567	33,522
Total expenses	$1,351,412	$702,025	$670,554
Deduct —
Reduction of custodian fee	$138	$106	$130
Total expense reductions	$138	$106	$130

Net expenses	$1,351,274	$701,919	$670,424

Net investment income	$4,597,918	$2,215,414	$2,053,060

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(73,496)	$178,977	$182,178
Financial futures contracts	(660,075)	(118,051)	(703,779)
Net realized gain (loss)	$(733,571)	$60,926	$(521,601)
Change in unrealized appreciation (depreciation) —
Investments	$8,201,608	$4,530,908	$3,697,457
Financial futures contracts	(73,196)	4,779	(65,102)
Net change in unrealized appreciation (depreciation)	$8,128,412	$4,535,687	$3,632,355

Net realized and unrealized gain	$7,394,841	$4,596,613	$3,110,754

Distributions to preferred shareholders
From net investment income	$(36,042)	$(24,712)	$(22,445)

Net increase in net assets from operations	$11,956,717	$6,787,315	$5,141,369

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2014

Statements of Changes in Net Assets

	Year Ended November 30, 2014
Increase (Decrease) in Net Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
From operations —
Net investment income	$5,491,298	$1,995,611	$1,541,481	$3,498,590
Net realized gain (loss) from investment transactions and financial futures contracts	190,412	(481,678)	(14,891)	(1,785,074)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	10,744,348	4,299,848	3,570,928	6,935,251
Distributions to preferred shareholders —
From net investment income	(53,068)	(21,253)	(18,040)	(35,494)
Net increase in net assets from operations	$16,372,990	$5,792,528	$5,079,478	$8,613,273
Distributions to common shareholders —
From net investment income	$(5,495,357)	$(1,932,327)	$(1,498,117)	$(3,476,002)
Total distributions to common shareholders	$(5,495,357)	$(1,932,327)	$(1,498,117)	$(3,476,002)
Capital share transactions —
Cost of shares repurchased (see Note 6)	$(82,187)	$(107,173)	$(413,033)	$(166,150)
Net decrease in net assets from capital share transactions	$(82,187)	$(107,173)	$(413,033)	$(166,150)

Net increase in net assets	$10,795,446	$3,753,028	$3,168,328	$4,971,121

Net Assets Applicable to Common Shares
At beginning of year	$91,333,286	$37,773,824	$27,327,615	$60,652,567
At end of year	$102,128,732	$41,526,852	$30,495,943	$65,623,688

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$152,020	$85,851	$55,164	$126,010

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2014

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2014
Increase (Decrease) in Net Assets	New York Trust	Ohio Trust	Pennsylvania Trust
From operations —
Net investment income	$4,597,918	$2,215,414	$2,053,060
Net realized gain (loss) from investment transactions and financial futures contracts	(733,571)	60,926	(521,601)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	8,128,412	4,535,687	3,632,355
Distributions to preferred shareholders —
From net investment income	(36,042)	(24,712)	(22,445)
Net increase in net assets from operations	$11,956,717	$6,787,315	$5,141,369
Distributions to common shareholders —
From net investment income	$(4,717,654)	$(2,088,662)	$(2,078,009)
Total distributions to common shareholders	$(4,717,654)	$(2,088,662)	$(2,078,009)
Capital share transactions —
Reinvestment of distributions to common shareholders	$10,266	$—	$—
Cost of shares repurchased (see Note 6)	—	—	(267,513)
Net increase (decrease) in net assets from capital share transactions	$10,266	$—	$(267,513)

Net increase in net assets	$7,249,329	$4,698,653	$2,795,847

Net Assets Applicable to Common Shares
At beginning of year	$72,610,932	$38,588,051	$34,736,027
At end of year	$79,860,261	$43,286,704	$37,531,874

Accumulated undistributed (distributions in excess of) net investment income included in net assets applicable to common shares
At end of year	$93,834	$227,302	$(2,840)

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2014

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2013
Increase (Decrease) in Net Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
From operations —
Net investment income	$5,490,439	$2,061,580	$1,541,662	$3,565,665
Net realized gain from investment transactions, extinguishment of debt and financial futures contracts	616,200	377,103	2,099	1,523,973
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(15,324,211)	(7,044,980)	(4,992,486)	(9,875,771)
Distributions to preferred shareholders —
From net investment income	(86,193)	(34,378)	(29,679)	(57,651)
Net decrease in net assets from operations	$(9,303,765)	$(4,640,675)	$(3,478,404)	$(4,843,784)
Distributions to common shareholders —
From net investment income	$(5,779,391)	$(2,134,388)	$(1,585,116)	$(3,686,470)
Total distributions to common shareholders	$(5,779,391)	$(2,134,388)	$(1,585,116)	$(3,686,470)
Capital share transactions —
Reinvestment of distributions to common shareholders	$49,584	$—	$—	$47,846
Net increase in net assets from capital share transactions	$49,584	$—	$—	$47,846

Net decrease in net assets	$(15,033,572)	$(6,775,063)	$(5,063,520)	$(8,482,408)

Net Assets Applicable to Common Shares
At beginning of year	$106,366,858	$44,548,887	$32,391,135	$69,134,975
At end of year	$91,333,286	$37,773,824	$27,327,615	$60,652,567

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$247,709	$46,444	$40,726	$168,135

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2014

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2013
Increase (Decrease) in Net Assets	New York Trust	Ohio Trust	Pennsylvania Trust
From operations —
Net investment income	$4,624,466	$2,183,503	$2,039,475
Net realized loss from investment transactions and financial futures contracts	(493,955)	(108,259)	(63,344)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(11,683,568)	(6,623,437)	(5,257,630)
Distributions to preferred shareholders —
From net investment income	(57,302)	(38,194)	(36,307)
Net decrease in net assets from operations	$(7,610,359)	$(4,586,387)	$(3,317,806)
Distributions to common shareholders —
From net investment income	$(4,835,003)	$(2,112,450)	$(2,140,917)
Total distributions to common shareholders	$(4,835,003)	$(2,112,450)	$(2,140,917)
Capital share transactions —
Reinvestment of distributions to common shareholders	$55,392	$3,154	$7,155
Net increase in net assets from capital share transactions	$55,392	$3,154	$7,155

Net decrease in net assets	$(12,389,970)	$(6,695,683)	$(5,451,568)

Net Assets Applicable to Common Shares
At beginning of year	$85,000,902	$45,283,734	$40,187,595
At end of year	$72,610,932	$38,588,051	$34,736,027

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$277,457	$145,461	$70,398

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2014

Statement of Cash Flows*

Year Ended November 30, 2014
Cash Flows From Operating Activities	New York Trust
Net increase in net assets from operations	$11,956,717
Distributions to preferred shareholders	36,042
Net increase in net assets from operations excluding distributions to preferred shareholders	$11,992,759
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(5,607,990)
Investments sold	7,108,528
Net amortization/accretion of premium (discount)	(75,159)
Increase in interest receivable	(17,650)
Increase in payable for variation margin on open financial futures contracts	26,875
Increase in payable to affiliate for investment adviser fee	2,311
Increase in payable to affiliate for administration fee	1,201
Increase in payable to affiliate for Trustees’ fees	124
Decrease in interest expense and fees payable	(850)
Decrease in accrued expenses	(9,719)
Net change in unrealized (appreciation) depreciation from investments	(8,201,608)
Net realized loss from investments	73,496
Net cash provided by operating activities	$5,292,318

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(4,707,388)
Cash distributions paid to preferred shareholders	(35,960)
Net cash used in financing activities	$(4,743,348)

Net increase in cash	$548,970

Cash at beginning of year	$738,217

Cash at end of year	$1,287,187

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$10,266
Cash paid for interest and fees	119,049

*	Statement of Cash Flows is not required for California Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, Ohio Trust and Pennsylvania Trust.

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2014

Financial Highlights

Selected data for a common share outstanding during the periods stated

	California Trust
	Year Ended November 30,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year (Common shares)	$12.580	$14.660	$12.410	$12.390	$12.330

Income (Loss) From Operations
Net investment income(1)	$0.756	$0.756	$0.791	$0.926	$0.945
Net realized and unrealized gain (loss)	1.507	(2.028)	2.316	0.002	0.026
Distributions to preferred shareholders
From net investment income(1)	(0.007)	(0.012)	(0.018)	(0.022)	(0.028)

Total income (loss) from operations	$2.256	$(1.284)	$3.089	$0.906	$0.943

Less Distributions to Common Shareholders
From net investment income	$(0.757)	$(0.796)	$(0.839)	$(0.886)	$(0.883)

Total distributions to common shareholders	$(0.757)	$(0.796)	$(0.839)	$(0.886)	$(0.883)

Anti-dilutive effect of share repurchase program (see Note 6)(1)	$0.001	$—	$—	$—	$—

Net asset value — End of year (Common shares)	$14.080	$12.580	$14.660	$12.410	$12.390

Market value — End of year (Common shares)	$12.670	$11.060	$14.680	$12.770	$12.400

Total Investment Return on Net Asset Value(2)	19.06%	(8.69)%	25.59%	7.99%	7.73%

Total Investment Return on Market Value(2)	21.86%	(19.84)%	22.22%	11.04%	9.25%

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	California Trust
	Year Ended November 30,
Ratios/Supplemental Data	2014	2013	2012	2011	2010
Net assets applicable to common shares, end of year (000’s omitted)	$102,129	$91,333	$106,367	$89,862	$89,395
Ratios (as a percentage of average daily net assets applicable to common shares):(3)†
Expenses excluding interest and fees(4)	1.60%	1.66%	1.66%	1.83%	1.78%
Interest and fee expense(5)	0.09%	0.10%	0.11%	0.17%	0.18%
Total expenses(4)	1.69%	1.76%	1.77%	2.00%	1.96%
Net investment income	5.64%	5.64%	5.77%	7.81%	7.34%
Portfolio Turnover	11%	8%	17%	22%	14%
Senior Securities:
Total preferred shares outstanding	1,999	1,999	1,999	1,999	1,999
Asset coverage per preferred share(6)	$76,091	$70,690	$78,210	$69,954	$69,721
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(6)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any.

	Year Ended November 30,
	2014	2013	2012	2011	2010
Expenses excluding interest and fees	1.06%	1.09%	1.11%	1.15%	1.16%
Interest and fee expense	0.06%	0.07%	0.07%	0.11%	0.11%
Total expenses	1.12%	1.16%	1.18%	1.26%	1.27%
Net investment income	3.73%	3.73%	3.84%	4.93%	4.77%

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust
	Year Ended November 30,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year (Common shares)	$13.730	$16.200	$13.970	$13.790	$13.590

Income (Loss) From Operations
Net investment income(1)	$0.726	$0.750	$0.771	$0.890	$0.926
Net realized and unrealized gain (loss)	1.390	(2.432)	2.283	0.219	0.210
Distributions to preferred shareholders
From net investment income(1)	(0.008)	(0.012)	(0.019)	(0.023)	(0.030)

Total income (loss) from operations	$2.108	$(1.694)	$3.035	$1.086	$1.106

Less Distributions to Common Shareholders
From net investment income	$(0.703)	$(0.776)	$(0.805)	$(0.906)	$(0.906)

Total distributions to common shareholders	$(0.703)	$(0.776)	$(0.805)	$(0.906)	$(0.906)

Anti-dilutive effect of share repurchase program (see Note 6)(1)	$0.005	$—	$—	$—	$—

Net asset value — End of year (Common shares)	$15.140	$13.730	$16.200	$13.970	$13.790

Market value — End of year (Common shares)	$13.310	$11.970	$16.350	$14.810	$13.980

Total Investment Return on Net Asset Value(2)	16.30%	(10.34)%	22.28%	8.49%	8.16%

Total Investment Return on Market Value(2)	17.27%	(22.55)%	16.41%	13.45%	12.38%

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust
	Year Ended November 30,
Ratios/Supplemental Data	2014		2013		2012		2011		2010
Net assets applicable to common shares, end of year (000’s omitted)	$41,527		$37,774		$44,549		$38,372		$37,735
Ratios (as a percentage of average daily net assets applicable to common shares):(3)†
Expenses excluding interest and fees	1.68	%(4)	1.73	%(4)	1.73	%(4)	1.87	%(4)	1.83	%(5)
Interest and fee expense(6)	0.05%		0.08%		0.09%		0.11%		0.09%
Total expenses	1.73	%(4)	1.81	%(4)	1.82	%(4)	1.98	%(4)	1.92	%(7)
Net investment income	4.96%		5.12%		5.06%		6.70%		6.51%
Portfolio Turnover	2%		1%		11%		15%		16%
Senior Securities:
Total preferred shares outstanding	802		802		802		802		802
Asset coverage per preferred share(8)	$76,780		$72,100		$80,548		$72,846		$72,051
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000		$25,000		$25,000		$25,000
Approximate market value per preferred share(9)	$25,000		$25,000		$25,000		$25,000		$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Expenses after custodian fee reduction was 1.82%.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Expenses after custodian fee reduction was 1.91%.

(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any.

	Year Ended November 30,
	2014	2013	2012	2011	2010
Expenses excluding interest and fees	1.12%	1.16%	1.17%	1.21%	1.20%
Interest and fee expense	0.04%	0.05%	0.06%	0.07%	0.06%
Total expenses	1.16%	1.21%	1.23%	1.28%	1.26%
Net investment income	3.31%	3.42%	3.42%	4.32%	4.29%

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Trust
	Year Ended November 30,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year (Common shares)	$12.910	$15.310	$13.400	$12.880	$12.940

Income (Loss) From Operations
Net investment income(1)	$0.730	$0.728	$0.760	$0.826	$0.876
Net realized and unrealized gain (loss)	1.685	(2.365)	1.944	0.558	(0.044)
Distributions to preferred shareholders
From net investment income(1)	(0.009)	(0.014)	(0.021)	(0.025)	(0.033)

Total income (loss) from operations	$2.406	$(1.651)	$2.683	$1.359	$0.799

Less Distributions to Common Shareholders
From net investment income	$(0.709)	$(0.749)	$(0.773)	$(0.839)	$(0.859)

Total distributions to common shareholders	$(0.709)	$(0.749)	$(0.773)	$(0.839)	$(0.859)

Anti-dilutive effect of share repurchase program (see Note 6)(1)	$0.033	$—	$—	$—	$—

Net asset value — End of year (Common shares)	$14.640	$12.910	$15.310	$13.400	$12.880

Market value — End of year (Common shares)	$12.550	$11.000	$14.690	$12.470	$12.100

Total Investment Return on Net Asset Value(2)	20.18%	(10.49)%	20.92%	11.66%	6.57%

Total Investment Return on Market Value(2)	20.91%	(20.51)%	24.67%	10.60%	12.36%

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Trust
	Year Ended November 30,
Ratios/Supplemental Data	2014	2013	2012	2011	2010
Net assets applicable to common shares, end of year (000’s omitted)	$30,496	$27,328	$32,391	$28,366	$27,262
Ratios (as a percentage of average daily net assets applicable to common shares):(3)†
Expenses(4)	1.87%	1.91%	1.89%	2.04%	1.98%
Net investment income	5.24%	5.26%	5.26%	6.49%	6.57%
Portfolio Turnover	26%	11%	14%	18%	14%
Senior Securities:
Total preferred shares outstanding	700	700	700	700	700
Asset coverage per preferred share(5)	$68,566	$64,040	$71,273	$65,524	$63,948
Involuntary liquidation preference per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(6)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any.

	Year Ended November 30,
	2014	2013	2012	2011	2010
Expenses	1.17%	1.20%	1.20%	1.24%	1.22%
Net investment income	3.29%	3.29%	3.35%	3.93%	4.06%

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Trust
	Year Ended November 30,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year (Common shares)	$12.960	$14.790	$13.020	$13.260	$13.570

Income (Loss) From Operations
Net investment income(1)	$0.748	$0.762	$0.802	$0.890	$0.957
Net realized and unrealized gain (loss)	1.098	(1.792)	1.783	(0.185)	(0.290)
Distributions to preferred shareholders
From net investment income(1)	(0.008)	(0.012)	(0.018)	(0.022)	(0.029)

Total income (loss) from operations	$1.838	$(1.042)	$2.567	$0.683	$0.638

Less Distributions to Common Shareholders
From net investment income	$(0.743)	$(0.788)	$(0.797)	$(0.923)	$(0.948)

Total distributions to common shareholders	$(0.743)	$(0.788)	$(0.797)	$(0.923)	$(0.948)

Anti-dilutive effect of share repurchase program (see Note 6)(1)	$0.005	$—	$—	$—	$—

Net asset value — End of year (Common shares)	$14.060	$12.960	$14.790	$13.020	$13.260

Market value — End of year (Common shares)	$12.300	$11.440	$16.380	$13.370	$13.520

Total Investment Return on Net Asset Value(2)	15.20%	(6.96)%	20.18%	5.64%	4.62%

Total Investment Return on Market Value(2)	14.17%	(25.85)%	29.62%	6.39%	3.10%

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Trust
	Year Ended November 30,
Ratios/Supplemental Data	2014	2013	2012	2011	2010
Net assets applicable to common shares, end of year (000’s omitted)	$65,624	$60,653	$69,135	$60,734	$61,717
Ratios (as a percentage of average daily net assets applicable to common shares):(3)†
Expenses excluding interest and fees(4)	1.64%	1.70%	1.71%	1.81%	1.79%
Interest and fee expense(5)	0.04%	0.08%	0.11%	0.15%	0.18%
Total expenses(4)	1.68%	1.78%	1.82%	1.96%	1.97%
Net investment income	5.47%	5.55%	5.70%	6.96%	6.87%
Portfolio Turnover	6%	16%	14%	11%	9%
Senior Securities:
Total preferred shares outstanding	1,337	1,337	1,337	1,337	1,337
Asset coverage per preferred share(6)	$74,083	$70,365	$76,709	$70,427	$71,162
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(6)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any.

	Year Ended November 30,
	2014	2013	2012	2011	2010
Expenses excluding interest and fees	1.07%	1.12%	1.14%	1.16%	1.18%
Interest and fee expense	0.03%	0.05%	0.07%	0.09%	0.12%
Total expenses	1.10%	1.17%	1.21%	1.25%	1.30%
Net investment income	3.59%	3.65%	3.78%	4.46%	4.53%

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Trust
	Year Ended November 30,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year (Common shares)	$13.260	$15.540	$13.310	$13.110	$12.920

Income (Loss) From Operations
Net investment income(1)	$0.840	$0.845	$0.856	$0.950	$0.954
Net realized and unrealized gain (loss)	1.359	(2.232)	2.300	0.179	0.166
Distributions to preferred shareholders
From net investment income(1)	(0.007)	(0.010)	(0.016)	(0.019)	(0.025)

Total income (loss) from operations	$2.192	$(1.397)	$3.140	$1.110	$1.095

Less Distributions to Common Shareholders
From net investment income	$(0.862)	$(0.883)	$(0.910)	$(0.910)	$(0.905)

Total distributions to common shareholders	$(0.862)	$(0.883)	$(0.910)	$(0.910)	$(0.905)

Net asset value — End of year (Common shares)	$14.590	$13.260	$15.540	$13.310	$13.110

Market value — End of year (Common shares)	$13.730	$12.100	$16.150	$13.450	$13.350

Total Investment Return on Net Asset Value(2)	17.25%	(8.99)%	24.30%	9.06%	8.48%

Total Investment Return on Market Value(2)	20.92%	(20.09)%	27.89%	8.18%	8.16%

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Trust
	Year Ended November 30,
Ratios/Supplemental Data	2014	2013	2012	2011	2010
Net assets applicable to common shares, end of year (000’s omitted)	$79,860	$72,611	$85,001	$72,678	$71,372
Ratios (as a percentage of average daily net assets applicable to common shares):(3)†
Expenses excluding interest and fees(4)	1.60%	1.65%	1.66%	1.78%	1.74%
Interest and fee expense(5)	0.15%	0.16%	0.18%	0.22%	0.21%
Total expenses(4)	1.75%	1.81%	1.84%	2.00%	1.95%
Net investment income	5.96%	5.97%	5.90%	7.40%	7.02%
Portfolio Turnover	4%	10%	17%	13%	13%
Senior Securities:
Total preferred shares outstanding	1,349	1,349	1,349	1,349	1,349
Asset coverage per preferred share(6)	$84,200	$78,826	$88,010	$78,877	$77,909
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(6)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any.

	Year Ended November 30,
	2014	2013	2012	2011	2010
Expenses excluding interest and fees	1.11%	1.15%	1.16%	1.20%	1.18%
Interest and fee expense	0.11%	0.11%	0.13%	0.15%	0.15%
Total expenses	1.22%	1.26%	1.29%	1.35%	1.33%
Net investment income	4.15%	4.16%	4.14%	5.00%	4.82%

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Trust
	Year Ended November 30,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year (Common shares)	$13.510	$15.850	$13.440	$13.170	$13.520

Income (Loss) From Operations
Net investment income(1)	$0.775	$0.764	$0.786	$0.851	$0.899
Net realized and unrealized gain (loss)	1.605	(2.352)	2.475	0.305	(0.325)
Distributions to preferred shareholders
From net investment income(1)	(0.009)	(0.013)	(0.020)	(0.025)	(0.033)

Total income (loss) from operations	$2.371	$(1.601)	$3.241	$1.131	$0.541

Less Distributions to Common Shareholders
From net investment income	$(0.731)	$(0.739)	$(0.831)	$(0.861)	$(0.891)

Total distributions to common shareholders	$(0.731)	$(0.739)	$(0.831)	$(0.861)	$(0.891)

Net asset value — End of year (Common shares)	$15.150	$13.510	$15.850	$13.440	$13.170

Market value — End of year (Common shares)	$13.620	$11.840	$16.800	$13.320	$13.420

Total Investment Return on Net Asset Value(2)	18.49%	(10.01)%	24.71%	9.21%	3.96%

Total Investment Return on Market Value(2)	21.55%	(25.59)%	33.34%	6.25%	6.64%

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Trust
	Year Ended November 30,
Ratios/Supplemental Data	2014	2013	2012	2011	2010
Net assets applicable to common shares, end of year (000’s omitted)	$43,287	$38,588	$45,284	$38,379	$37,463
Ratios (as a percentage of average daily net assets applicable to common shares):(3)†
Expenses excluding interest and fees(4)	1.70%	1.76%	1.76%	1.93%	1.85%
Interest and fee expense(5)	—	—	—	0.01%	0.02%
Total expenses(4)	1.70%	1.76%	1.76%	1.94%	1.87%
Net investment income	5.36%	5.33%	5.31%	6.64%	6.53%
Portfolio Turnover	9%	10%	11%	11%	17%
Senior Securities:
Total preferred shares outstanding	909	909	909	909	909
Asset coverage per preferred share(6)	$72,621	$67,451	$74,818	$67,221	$66,215
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(6)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any.

	Year Ended November 30,
	2014	2013	2012	2011	2010
Expenses excluding interest and fees	1.10%	1.13%	1.15%	1.19%	1.17%
Interest and fee expense	—	—	—	0.01%	0.01%
Total expenses	1.10%	1.13%	1.15%	1.20%	1.18%
Net investment income	3.46%	3.43%	3.45%	4.09%	4.13%

54	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust
	Year Ended November 30,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year (Common shares)	$12.770	$14.780	$13.250	$13.330	$13.380

Income (Loss) From Operations
Net investment income(1)	$0.755	$0.750	$0.786	$0.873	$0.912
Net realized and unrealized gain (loss)	1.143	(1.960)	1.591	(0.062)	(0.063)
Distributions to preferred shareholders
From net investment income(1)	(0.008)	(0.013)	(0.020)	(0.024)	(0.032)

Total income (loss) from operations	$1.890	$(1.223)	$2.357	$0.787	$0.817

Less Distributions to Common Shareholders
From net investment income	$(0.764)	$(0.787)	$(0.827)	$(0.867)	$(0.867)

Total distributions to common shareholders	$(0.764)	$(0.787)	$(0.827)	$(0.867)	$(0.867)

Anti-dilutive effect of share repurchase program (see Note 6)(1)	$0.014	$—	$—	$—	$—

Net asset value — End of year (Common shares)	$13.910	$12.770	$14.780	$13.250	$13.330

Market value — End of year (Common shares)	$12.050	$10.950	$15.100	$13.660	$12.930

Total Investment Return on Net Asset Value(2)	16.07%	(8.07)%	18.20%	6.53%	6.13%

Total Investment Return on Market Value(2)	17.26%	(22.84)%	17.23%	13.15%	5.57%

55	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust
	Year Ended November 30,
Ratios/Supplemental Data	2014	2013	2012	2011	2010
Net assets applicable to common shares, end of year (000’s omitted)	$37,532	$34,736	$40,188	$36,011	$36,210
Ratios (as a percentage of average daily net assets applicable to common shares):(3)†
Expenses excluding interest and fees(4)	1.79%	1.85%	1.85%	1.93%	1.88%
Interest and fee expense(5)	0.04%	0.05%	0.04%	0.05%	0.06%
Total expenses(4)	1.83%	1.90%	1.89%	1.98%	1.94%
Net investment income	5.61%	5.53%	5.57%	6.71%	6.61%
Portfolio Turnover	4%	11%	15%	8%	17%
Senior Securities:
Total preferred shares outstanding	847	847	847	847	847
Asset coverage per preferred share(6)	$69,312	$66,011	$72,448	$67,516	$67,752
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(6)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any.

	Year Ended November 30,
	2014	2013	2012	2011	2010
Expenses excluding interest and fees	1.14%	1.18%	1.20%	1.21%	1.20%
Interest and fee expense	0.02%	0.03%	0.02%	0.03%	0.04%
Total expenses	1.16%	1.21%	1.22%	1.24%	1.24%
Net investment income	3.55%	3.51%	3.59%	4.19%	4.22%

56	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2014

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance California Municipal Income Trust (California Trust), Eaton Vance Massachusetts Municipal Income Trust (Massachusetts Trust), Eaton Vance Michigan Municipal Income Trust (Michigan Trust), Eaton Vance New Jersey Municipal Income Trust (New Jersey Trust), Eaton Vance New York Municipal Income Trust (New York Trust), Eaton Vance Ohio Municipal Income Trust (Ohio Trust) and Eaton Vance Pennsylvania Municipal Income Trust (Pennsylvania Trust) (each individually referred to as the Trust, and collectively, the Trusts), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. The Trusts’ investment objective is to provide current income exempt from regular federal income tax and taxes in its specified state.

The following is a summary of significant accounting policies of the Trusts. The policies are in conformity with accounting principles generally accepted in the United States of America. Each Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Trust in a manner that fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of November 30, 2014, the Trusts had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trusts. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Trust maintains with SSBT. All credit balances, if any, used to reduce each Trust’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust

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November 30, 2014

Notes to Financial Statements — continued

contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Trust enters into agreements with service providers that may contain indemnification clauses. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Trusts may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Trust may sell a variable or fixed rate bond to a broker for cash. At the same time, the Trust buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Trusts account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at November 30, 2014. Interest expense related to the Trusts’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At November 30, 2014, the amounts of the Trusts’ Floating Rate Notes and related interest rates and collateral were as follows:

	California Trust	Massachusetts Trust	New Jersey Trust	New York Trust	Pennsylvania Trust

Floating Rate Notes Outstanding	$14,310,000	$3,385,000	$3,640,000	$19,315,000	$750,000
Interest Rate or Range of Interest Rates (%)	0.04 - 0.06	0.04 - 0.06	0.07 - 0.19	0.04 - 0.09	0.05
Collateral for Floating Rate Notes Outstanding	$18,171,720	$4,847,389	$5,111,643	$28,359,995	$1,149,040

For the year ended November 30, 2014, the Trusts’ average Floating Rate Notes outstanding and the average interest rate including fees and amortization of deferred debt issuance costs were as follows:

	California Trust	Massachusetts Trust	New Jersey Trust	New York Trust	Pennsylvania Trust

Average Floating Rate Notes Outstanding	$14,505,644	$3,385,000	$3,731,781	$19,315,000	$1,225,890
Average Interest Rate	0.63%	0.65%	0.67%	0.61%	1.12%

The Trusts may enter into shortfall and forbearance agreements with the broker by which a Trust agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trusts had no shortfalls as of November 30, 2014.

The Trusts may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Trusts’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Trusts’ investment policies do not allow the Trusts to borrow money except as permitted by the 1940 Act. Management believes that the Trusts’ restrictions on borrowing money and issuing senior

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November 30, 2014

Notes to Financial Statements — continued

securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Trusts’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Trusts’ restrictions apply. Residual interest bonds held by the Trusts are securities exempt from registration under Rule 144A of the Securities Act of 1933.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds is July 21, 2015 while for other covered funds the compliance date is July 21, 2016. The Volcker Rule may preclude banking entities and their affiliates from (i) sponsoring residual interest bond programs (as such programs are presently structured) and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts may need to be restructured or unwound. There can be no assurances that residual interest bond trusts can be restructured, that new sponsors of residual interest bond programs will develop, or that alternative forms of leverage will be available to the Trusts. The effects of the Volcker Rule may make it more difficult for the Trusts to maintain current or desired levels of leverage and may cause the Trusts to incur additional expenses to maintain their leverage.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Trust is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Trust each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Trust. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Trusts may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trust maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

2  Auction Preferred Shares

Each Trust issued Auction Preferred Shares (APS) on March 1, 1999 in a public offering. The underwriting discounts and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares of each respective Trust. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

The APS are redeemable at the option of each Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if a Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trusts’ By-laws and the 1940 Act. Each Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3  Distributions to Shareholders and Income Tax Information

Each Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, each Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and

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Notes to Financial Statements — continued

are payable at the end of each dividend period. The dividend rates for APS at November 30, 2014, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates, and dividend rate ranges for the year then ended were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

APS Dividend Rates at November 30, 2014	0.10%	0.11%	0.10%	0.10%	0.10%	0.11%	0.11%
Dividends Accrued to APS Shareholders	$53,068	$21,253	$18,040	$35,494	$36,042	$24,712	$22,445
Average APS Dividend Rates	0.11%	0.11%	0.10%	0.11%	0.11%	0.11%	0.11%
Dividend Rate Ranges (%)	0.07 - 0.23	0.07 - 0.23	0.07 - 0.20	0.07 - 0.23	0.07 - 0.21	0.07 - 0.23	0.07 - 0.23

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trusts’ APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rates for each Trust as of November 30, 2014.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended November 30, 2014 and November 30, 2013 was as follows:

	Year Ended November 30, 2014
	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Distributions declared from:
Tax-exempt income	$5,545,696	$1,943,544	$1,516,157	$3,476,757	$4,753,696	$2,113,374	$2,099,764
Ordinary income	$2,729	$10,036	$—	$34,739	$—	$—	$690

	Year Ended November 30, 2013
	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Distributions declared from:
Tax-exempt income	$5,855,845	$2,167,331	$1,608,391	$3,706,060	$4,890,627	$2,147,761	$2,175,637
Ordinary income	$9,739	$1,435	$6,404	$38,061	$1,678	$2,883	$1,587

During the year ended November 30, 2014, the following amounts were reclassified due to differences between book and tax accounting, primarily for accretion of market discount and investments in partnerships.

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Change in:
Accumulated net realized loss	$38,562	$2,624	$10,886	$29,219	$27,845	$20,199	$25,844
Accumulated undistributed (distributions in excess of) net investment income	$(38,562)	$(2,624)	$(10,886)	$(29,219)	$(27,845)	$(20,199)	$(25,844)

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November 30, 2014

Notes to Financial Statements — continued

As of November 30, 2014, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Undistributed tax-exempt income	$153,228	$86,215	$55,308	$126,818	$94,097	$227,643	$40,427
Capital loss carryforward and deferred capital losses	$(16,544,307)	$(4,079,570)	$(1,609,316)	$(10,341,751)	$(12,130,839)	$(3,442,449)	$(4,270,550)
Net unrealized appreciation	$14,326,831	$5,872,084	$3,335,245	$8,922,361	$12,457,319	$6,899,548	$4,308,087
Other temporary differences	$(1,208)	$(364)	$(144)	$(808)	$(263)	$(341)	$(385)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, residual interest bonds, futures contracts, accretion of market discount, defaulted bond interest, investments in partnerships, expenditures on defaulted bonds and the timing of recognizing distributions to shareholders.

At November 30, 2014, the following Trusts, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Trust’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trusts of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Trust’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

November 30, 2016	$6,689,345	$692,532	$517,712	$—	$2,354,581	$736,482	$800,874
November 30, 2017	4,084,290	991,790	337,540	2,795,679	3,171,310	840,450	—
November 30, 2018	355,871	—	34,334	1,512,852	671,928	41,243	329,527
November 30, 2019	5,299,748	1,780,081	345,052	4,137,608	3,607,489	1,169,431	1,724,760

Total capital loss carryforward	$16,429,254	$3,464,403	$1,234,638	$8,446,139	$9,805,308	$2,787,606	$2,855,161

Deferred capital losses
Short-term	$115,053	$231,918	$51,759	$776,204	$577,516	$292,073	$307,553
Long-term	$—	$383,249	$322,919	$1,119,408	$1,748,015	$362,770	$1,107,836

The cost and unrealized appreciation (depreciation) of investments of each Trust at November 30, 2014, as determined on a federal income tax basis, were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Aggregate cost	$135,931,902	$56,445,181	$43,722,089	$89,176,251	$97,991,185	$57,699,444	$53,669,949

Gross unrealized appreciation	$14,721,047	$5,973,044	$3,457,657	$9,458,667	$12,702,695	$6,948,527	$4,772,380
Gross unrealized depreciation	(394,216)	(100,960)	(122,412)	(536,306)	(245,376)	(48,979)	(464,293)

Net unrealized appreciation	$14,326,831	$5,872,084	$3,335,245	$8,922,361	$12,457,319	$6,899,548	$4,308,087

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Eaton Vance

Municipal Income Trusts

November 30, 2014

Notes to Financial Statements — continued

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Trust. The fee is computed at an annual rate of 0.625% (0.640% prior to May 1, 2014) of each Trust’s average weekly gross assets and is payable monthly. Pursuant to a fee reduction agreement between each Trust and EVM that commenced on May 1, 2010, the annual adviser fee is reduced by 0.015% every May 1 thereafter for the next nineteen years. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Trusts who are not interested persons of EVM or each Trust and by a vote of a majority of shareholders. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Trust, and the amount of any outstanding APS issued by the Trust. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of a Trust’s APS then outstanding and the amount payable by the Trust to floating rate note holders, such adjustment being limited to the value of the APS outstanding prior to any APS redemptions by the Trust. The administration fee is earned by EVM for administering the business affairs of each Trust and is computed at an annual rate of 0.20% of each Trust’s average weekly gross assets. For the year ended November 30, 2014, the investment adviser fees and administration fees were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Investment Adviser Fee	$986,431	$389,281	$295,799	$638,215	$766,852	$404,008	$371,284
Administration Fee	$312,628	$123,373	$93,742	$202,258	$243,034	$128,043	$117,659

Trustees and officers of the Trusts who are members of EVM’s organization receive remuneration for their services to the Trusts out of the investment adviser fee. Trustees of the Trusts who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended November 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Trusts are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended November 30, 2014 were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Purchases	$19,804,067	$3,886,968	$12,435,427	$6,075,181	$5,607,990	$5,442,562	$2,044,833
Sales	$17,231,061	$1,458,840	$11,950,924	$5,541,498	$7,278,895	$6,077,664	$3,786,220

6  Common Shares of Beneficial Interest

Common shares issued pursuant to the Trusts’ dividend reinvestment plan for the years ended November 30, 2014 and November 30, 2013 were as follows:

	California Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Year Ended November 30, 2014	—	—	720	—	—
Year Ended November 30, 2013	3,484	3,303	3,692	203	496

On November 11, 2013, the Boards of Trustees of the Trusts authorized the repurchase by each Trust of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value (NAV). The repurchase program does not obligate the Trusts to purchase a

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November 30, 2014

Notes to Financial Statements — continued

specific amount of shares. During the year ended November 30, 2014, the number, cost (including brokerage commissions), average price per share and weighted average discount per share to NAV of common shares repurchased, were as follows:

	Year Ended November 30, 2014
	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	Pennsylvania Trust

Common shares repurchased	6,500	8,000	33,000	13,400	22,000
Cost, including brokerage commissions, of common shares repurchased	$82,187	$107,173	$413,033	$166,150	$267,513
Average price per share	$12.64	$13.40	$12.52	$12.40	$12.16
Weighted average discount per share to NAV	10.80%	11.94%	14.29%	12.19%	12.66%

There were no repurchases of common shares by the Trusts for the year ended November 30, 2013.

7  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Trusts to make properly authorized payments. When such payments result in an overdraft, the Trusts are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on a Trust’s assets to the extent of any overdraft. At November 30, 2014, Massachusetts Trust and Pennsylvania Trust had payments due to SSBT pursuant to the foregoing arrangement of $1,533,844 and $51,718, respectively. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at November 30, 2014. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 9) at November 30, 2014. The Trusts’ average overdraft advances during the year ended November 30, 2014 were not significant.

8  Financial Instruments

The Trusts may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at November 30, 2014 is as follows:

Futures Contracts
Trust	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

California	3/15	38 U.S. 10-Year Treasury Note	Short	$(4,791,493)	$(4,827,781)	$(36,288)
	3/15	43 U.S. Long Treasury Bond	Short	(6,046,835)	(6,132,875)	(86,040)
Massachusetts	3/15	34 U.S. Long Treasury Bond	Short	$(4,781,219)	$(4,849,250)	$(68,031)
New Jersey	3/15	70 U.S. Long Treasury Bond	Short	$(9,843,686)	$(9,983,750)	$(140,064)
New York	3/15	43 U.S. Long Treasury Bond	Short	$(6,046,835)	$(6,132,875)	$(86,040)
Pennsylvania	3/15	40 U.S. Long Treasury Bond	Short	$(5,624,963)	$(5,705,000)	$(80,037)

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Eaton Vance

Municipal Income Trusts

November 30, 2014

Notes to Financial Statements — continued

At November 30, 2014, the Trusts had sufficient cash and/or securities to cover commitments under these contracts.

Each Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trusts hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trusts purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at November 30, 2014 were as follows:

	California Trust		Massachusetts Trust		New Jersey Trust		New York Trust		Pennsylvania Trust

Liability Derivative:
Futures Contracts	$(122,328	)(1)	$(68,031	)(1)	$(140,064	)(1)	$(86,040	)(1)	$(80,037	)(1)

Total	$(122,328)		$(68,031)		$(140,064)		$(86,040)		$(80,037)

(1)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended November 30, 2014 was as follows:

	California Trust		Massachusetts Trust		Michigan Trust		New Jersey Trust		New York Trust		Ohio Trust		Pennsylvania Trust

Realized Gain (Loss) on Derivatives Recognized in Income	$(842,022	)(1)	$(521,920	)(1)	$(103,294	)(1)	$(1,124,926	)(1)	$(660,075	)(1)	$(118,051	)(1)	$(703,779	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(95,461	)(2)	$(57,875	)(2)	$4,182	(2)	$(113,181	)(2)	$(73,196	)(2)	$4,779	(2)	$(65,102	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the year ended November 30, 2014, which is indicative of the volume of this derivative type, was approximately as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Average Notional Amount:
Futures Contracts — Short	$10,538,000	$4,580,000	$992,000	$10,031,000	$5,792,000	$1,134,000	$6,413,000

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Eaton Vance

Municipal Income Trusts

November 30, 2014

Notes to Financial Statements — continued

At November 30, 2014, the hierarchy of inputs used in valuing the Trusts’ investments and open derivative instruments, which are carried at value, were as follows:

California Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$163,825,687	$—	$163,825,687
Corporate Bonds & Notes	—	743,046	—	743,046

Total Investments	$—	$164,568,733	$—	$164,568,733

Liability Description

Futures Contracts	$(122,328)	$—	$—	$(122,328)

Total	$(122,328)	$—	$—	$(122,328)

Massachusetts Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$65,702,265	$—	$65,702,265

Total Investments	$—	$65,702,265	$—	$65,702,265

Liability Description

Futures Contracts	$(68,031)	$—	$—	$(68,031)

Total	$(68,031)	$—	$—	$(68,031)

Michigan Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$47,057,334	$—	$47,057,334

Total Investments	$—	$47,057,334	$—	$47,057,334

New Jersey Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$100,720,082	$—	$100,720,082
Taxable Municipal Securities	—	1,018,530	—	1,018,530

Total Investments	$—	$101,738,612	$—	$101,738,612

Liability Description

Futures Contracts	$(140,064)	$—	$—	$(140,064)

Total	$(140,064)	$—	$—	$(140,064)

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Municipal Income Trusts

November 30, 2014

Notes to Financial Statements — continued

New York Trust
Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Investments	$—	$128,979,654	$—	$128,979,654
Miscellaneous	—	—	783,850	783,850

Total Investments	$—	$128,979,654	$783,850	$129,763,504

Liability Description

Futures Contracts	$(86,040)	$—	$—	$(86,040)

Total	$(86,040)	$—	$—	$(86,040)

Ohio Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$64,598,992	$—	$64,598,992

Total Investments	$—	$64,598,992	$—	$64,598,992

Pennsylvania Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$58,728,036	$—	$58,728,036

Total Investments	$—	$58,728,036	$—	$58,728,036

Liability Description

Futures Contracts	$(80,037)	$—	$—	$(80,037)

Total	$(80,037)	$—	$—	$(80,037)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the New York Trust.

California Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, Ohio Trust and Pennsylvania Trust held no investments or other financial instruments as of November 30, 2013 whose fair value was determined using Level 3 inputs.

Level 3 investments held by New York Trust at the beginning and/or end of the period in relation to net assets applicable to common shares were not significant and accordingly, a reconciliation of Level 3 assets for the year ended November 30, 2014 is not presented.

At November 30, 2014, there were no investments transferred between Level 1 and Level 2 during the year then ended.

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Eaton Vance

Municipal Income Trusts

November 30, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Eaton Vance California Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust:

We have audited the accompanying statements of assets and liabilities of Eaton Vance California Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust (collectively the “Trusts”), including the portfolios of investments, as of November 30, 2014, and the related statements of operations for the year then ended, the statement of cash flows of Eaton Vance New York Municipal Income Trust for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trusts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance California Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust as of November 30, 2014, the results of their operations for the year then ended, the cash flows of Eaton Vance New York Municipal Income Trust for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 15, 2015

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Eaton Vance

Municipal Income Trusts

November 30, 2014

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2015 will show the tax status of all distributions paid to your account in calendar year 2014. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Trusts. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended November 30, 2014, the Trusts designate the following percentages of distributions from net investment income as exempt-interest dividends:

Eaton Vance California Municipal Income Trust	99.95%
Eaton Vance Massachusetts Municipal Income Trust	99.49%
Eaton Vance Michigan Municipal Income Trust	100.00%
Eaton Vance New Jersey Municipal Income Trust	99.01%
Eaton Vance New York Municipal Income Trust	100.00%
Eaton Vance Ohio Municipal Income Trust	100.00%
Eaton Vance Pennsylvania Municipal Income Trust	99.97%

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Eaton Vance

Municipal Income Trusts

November 30, 2014

Dividend Reinvestment Plan

Each Trust offers a dividend reinvestment plan (Plan) pursuant to which shareholders automatically have distributions reinvested in common shares (Shares) of the Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the NAV per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the NAV per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by American Stock Transfer & Trust Company, LLC, the Plan agent (Agent). Distributions subject to income tax (if any) are taxable whether or not Shares are reinvested.

If your Shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that the Trust’s transfer agent re-register your Shares in your name or you will not be able to participate.

The Agent’s service fee for handling distributions will be paid by the Trust. Plan participants will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Agent at the address noted on the following page. If you withdraw, you will receive Shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Agent to sell part or all of his or her Shares and remit the proceeds, the Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your Shares are held in your own name, you may complete the form on the following page and deliver it to the Agent. Any inquiries regarding the Plan can be directed to the Agent at 1-866-439-6787.

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Eaton Vance

Municipal Income Trusts

November 30, 2014

Application for Participation in Dividend Reinvestment Plan

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

Please print exact name on account

Shareholder signature                                                           Date

Shareholder signature                                                           Date

Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Municipal Income Trusts

c/o American Stock Transfer & Trust Company, LLC

P.O. Box 922

Wall Street Station

New York, NY 10269-0560

Number of Employees

Each Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of November 30, 2014, Trust records indicate that there are 19, 29, 12, 34, 25, 26 and 26 registered shareholders for California Municipal Income Trust, Massachusetts Municipal Income Trust, Michigan Municipal Income Trust, New Jersey Municipal Income Trust, New York Municipal Income Trust, Ohio Municipal Income Trust and Pennsylvania Municipal Income Trust, respectively, and approximately 2,191, 1,297, 1,267, 1,720, 2,112, 1,447 and 1,542 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries for California Municipal Income Trust, Massachusetts Municipal Income Trust, Michigan Municipal Income Trust, New Jersey Municipal Income Trust, New York Municipal Income Trust, Ohio Municipal Income Trust and Pennsylvania Municipal Income Trust, respectively.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about a Trust, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

NYSE MKT symbols

California Municipal Income Trust	CEV
Massachusetts Municipal Income Trust	MMV
Michigan Municipal Income Trust	EMI
New Jersey Municipal Income Trust	EVJ

New York Municipal Income Trust	EVY
Ohio Municipal Income Trust	EVO
Pennsylvania Municipal Income Trust	EVP

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Management and Organization

Fund Management.  The Trustees of Eaton Vance California Municipal Income Trust (CEV), Eaton Vance Massachusetts Municipal Income Trust (MMV), Eaton Vance Michigan Municipal Income Trust (EMI), Eaton Vance New Jersey Municipal Income Trust (EVJ), Eaton Vance New York Municipal Income Trust (EVY), Eaton Vance Ohio Municipal Income Trust (EVO) and Eaton Vance Pennsylvania Municipal Income Trust (EVP) (collectively, the Trusts) are responsible for the overall management and supervision of the Trusts’ affairs. The Trustees and officers of the Trusts are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trusts, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 179 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee serves for a three year term. Each officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trusts	Term Expiring; Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Class II Trustee	Until 2016. Trustee since 2007.

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 179 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trusts.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Class II Trustee	Until 2016. Trustee since 2011.

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Class I Trustee	Until 2015. Trustee since 2014.

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Class I Trustee	Until 2015. Trustee since 2014.

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley(4) 1960	Class I Trustee	Until 2015. Trustee since 2014.

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

71

Eaton Vance

Municipal Income Trusts

November 30, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trusts	Term Expiring; Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park(A) 1947	Class III Trustee	Until 2017(5). Trustee since 2003.

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Ronald A. Pearlman 1940	Class I Trustee	Until 2015. Trustee since 2003.

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Class III Trustee	Until 2017. Trustee since 2008.

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Class III Trustee	Until 2017. Trustee since 2011.

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni(A) 1943	Chairman of the Board and Class II Trustee	Until 2016. Trustee since 2005 and Chairman since 2007.

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trusts	Officer Since(6)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

72

Eaton Vance

Municipal Income Trusts

November 30, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trusts	Officer Since(6)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)

Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise. Each Trustee holds office until the annual meeting for the year in which his or her term expires and until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal.

(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)	Ms. Mosley began serving as a Trustee effective January 1, 2014.
(5)	Due to a lack of quorum of APS, the Trusts were unable to act on election of Mr. Park. Accordingly, Mr. Park will remain in office and continue to serve as Trustee of the Trusts.
(6)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

(A)	APS Trustee.

73

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Funds’ Boards of Trustees have approved a share repurchase program authorizing each Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate a Fund to purchase a specific amount of shares. The Funds’ repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Funds’ annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

147 11.30.14

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended November 30, 2013 and November 30, 2014 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	11/30/13	11/30/14
Audit Fees	$34,780	$35,980
Audit-Related Fees(1)	$3,915	$0
Tax Fees(2)	$10,260	$10,880
All Other Fees(3)	$0	$0

Total	$48,955	$46,860

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant’s auction preferred shares.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended November 30, 2013 and November 30, 2014; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	11/30/13	11/30/14
Registrant	$14,175	$10,880
Eaton Vance(1)	$409,685	$99,750

(1)	Eaton Vance Management, a subsidiary of Eaton Vance Corp., acts as the registrant’s investment adviser and administrator.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. William H. Park (Chair), Scott E. Eston, Ronald A. Pearlman, Helen Frame Peters and Ralph F. Verni are the members of the registrant’s audit committee.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer them back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personnel of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Craig R. Brandon, portfolio manager of Eaton Vance California Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust and Eaton Vance New York Municipal Income Trust, Thomas M. Metzold, portfolio manager of Eaton Vance Michigan Municipal Income Trust and Eaton Vance Ohio Municipal Income Trust, and Adam A. Weigold, portfolio manager of Eaton Vance New Jersey Municipal Income Trust and Eaton Vance Pennsylvania Municipal Income Trust are responsible for the overall and day-to-day management of each Fund’s investments.

Mr. Brandon has been an Eaton Vance analyst since 1998, a portfolio manager since 2004, and is Co-Director of the Municipal Investments Group. Mr. Metzold has been an Eaton Vance portfolio manager since 1991 and is a Senior Portfolio Advisor. Mr. Weigold has been an Eaton Vance credit analyst since 1991 and a portfolio manager since 2007. Messrs. Brandon, Metzold and Weigold are Vice Presidents of Eaton Vance Management (“EVM” or “Eaton Vance”). This information is provided as of the date of filing of this report.

The following table shows, as of each Fund’s most recent fiscal year end, the number of accounts the portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Craig R. Brandon
Registered Investment Companies	17	$5,938.9	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Thomas M. Metzold
Registered Investment Companies	8	$5,501.0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Adam A. Weigold
Registered Investment Companies	16	$2,236.8	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The following table shows the dollar range of Fund shares beneficially owned by each portfolio manager as of each Fund’s most recent fiscal year end.

Dollar Range of Equity Securities Owned in the Fund
California Municipal Income Trust
Craig R. Brandon	None

Massachusetts Municipal Income Trust
Craig R. Brandon	None

Michigan Municipal Income Trust
Thomas M. Metzold	None

New Jersey Municipal Income Trust
Adam A. Weigold	None

New York Municipal Income Trust
Craig R. Brandon	None

Ohio Municipal Income
Thomas M. Metzold	None

Pennsylvania Municipal Income Trust
Adam A. Weigold	None

Potential for Conflicts of Interest. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one hand and investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for a portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, a portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. EVM has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies which govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for EVM

Compensation of EVM’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by EVM’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is generally based on a substantially fixed percentage of pre-bonus adjusted operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 12, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 12, 2015

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 12, 2015